Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 39.2%
		Communication Services: 3.4%
1,821	(1)	Adevinta ASA	$26,831	0.0
1,755	(1)	Alphabet, Inc. - Class A	3,619,723	1.0
11,132	(1)	Altice USA, Inc.	362,124	0.1
26,384	(1)	BT Group PLC	56,286	0.0
25		Cable One, Inc.	45,709	0.0
1,092	(1)	Charter Communications, Inc.	673,786	0.2
18,607		Comcast Corp. – Class A	1,006,825	0.3
11,420		Deutsche Telekom AG	230,153	0.1
8,770	(1)	Facebook, Inc.- Class A	2,583,028	0.7
4,488		Fox Corp. - Class A	162,062	0.1
11,559		Interpublic Group of Cos., Inc.	337,523	0.1
7,021	(1)	Iridium Communications, Inc.	289,616	0.1
2,900		KDDI Corp.	89,351	0.0
600		Konami Holdings Corp.	35,820	0.0
1,534	(1)	Liberty Media Corp.- Liberty SiriusXM C Tracking Stock	67,665	0.0
5,616	(1)	Liberty Global PLC - Class A	144,107	0.0
1,350	(1)	NetFlix, Inc.	704,241	0.2
2,344		New York Times Co.	118,653	0.0
1,928		News Corp - Class A	49,029	0.0
2,800		Nexon Co. Ltd.	90,854	0.0
337	(2)	Nexstar Media Group, Inc.	47,325	0.0
300		Nintendo Co., Ltd.	169,091	0.1
7,070		Orange SA	87,003	0.0
106	(1)	Pinterest, Inc.	7,847	0.0
1,910	(1)	Publicis Groupe	116,477	0.0
263	(1)	Roku, Inc.	85,677	0.0
769	(3)	Scout24 AG	58,339	0.0
1,600		SoftBank Group Corp.	136,220	0.1
39,956		Spark New Zealand Ltd.	125,149	0.0
4,141		Tele2 AB	55,862	0.0
999		Telephone & Data Systems, Inc.	22,937	0.0
3,172		Verizon Communications, Inc.	184,452	0.1
1,125	(2)	ViacomCBS, Inc. - Class B	50,737	0.0
2,699		Vivendi SE	88,591	0.0
121,550		Vodafone Group PLC	221,657	0.1
2,272	(1)	Walt Disney Co.	419,229	0.1
5,475		WPP PLC	69,771	0.0
2,984	(1)	Yelp, Inc.	116,376	0.0
			12,756,126	3.4

		Consumer Discretionary: 4.9%
300		ABC-Mart, Inc.	16,941	0.0
42	(1)	Adidas AG	13,120	0.0
499	(1)	Adient plc	22,056	0.0
789	(1)	Adtalem Global Education, Inc.	31,197	0.0
1,434	(1)	Amazon.com, Inc.	4,436,911	1.2
2,032		Aristocrat Leisure Ltd.	53,311	0.0
1,233	(1)	Autonation, Inc.	114,940	0.0
5,826	(1)	Barratt Developments PLC	59,927	0.0
1,583		Bayerische Motoren Werke AG	164,279	0.1
2,456		BorgWarner, Inc.	113,860	0.0
2,370	(1)	Boyd Gaming Corp.	139,735	0.1
420		Brunswick Corp.	40,055	0.0
1,860	(1)	Carmax, Inc.	246,748	0.1
279		Carter's, Inc.	24,811	0.0
330	(1)	Carvana Co.	86,592	0.0
42	(1)	Chipotle Mexican Grill, Inc.	59,674	0.0
1,314		Cie Generale des Etablissements Michelin SCA	196,799	0.1
2,281		Daimler AG	203,579	0.1
3,303		Dana, Inc.	80,362	0.0
1,472	(1)	Deckers Outdoor Corp.	486,378	0.1
400		Denso Corp.	26,666	0.0
840		Dick's Sporting Goods, Inc.	63,966	0.0
1,902		eBay, Inc.	116,478	0.0
379	(1)	Etsy, Inc.	76,433	0.0
808	(3)	Evolution Gaming Group AB	118,990	0.0
47	(1)	Faurecia SE	2,509	0.0
83	(1)	Five Below, Inc.	15,836	0.0
985		Foot Locker, Inc.	55,406	0.0
434	(1)	Fox Factory Holding Corp.	55,144	0.0
520		Garmin Ltd.	68,562	0.0
9,961		Gentex Corp.	355,309	0.1
239,400		Genting Singapore Ltd.	164,024	0.1
1,313	(1)	Goodyear Tire & Rubber Co.	23,069	0.0
298	(1)	Grand Canyon Education, Inc.	31,916	0.0
2,513		H&R Block, Inc.	54,783	0.0
113	(1)	Helen of Troy Ltd.	23,805	0.0
209	(1)	HelloFresh SE	15,572	0.0
600		Hikari Tsushin, Inc.	120,970	0.0
3,657		Hilton Worldwide Holdings, Inc.	442,204	0.1
3,074		Home Depot, Inc.	938,339	0.3
5,200		Honda Motor Co., Ltd.	156,757	0.1
6,347		Husqvarna AB - B Shares	91,502	0.0
800		Iida Group Holdings Co. Ltd.	19,385	0.0
102		Jack in the Box, Inc.	11,198	0.0
9,208	(1)	JD Sports Fashion PLC	104,675	0.0
457	(1),(3)	Just Eat Takeaway.com NV	42,051	0.0
2,686		KB Home	124,980	0.0
111		Kering SA	76,597	0.0
6,687	(1)	Kingfisher PLC	29,310	0.0
3,301		Kohl's Corp.	196,773	0.1
54		Lear Corp.	9,788	0.0
3,184		Lennar Corp. - Class A	322,316	0.1
339		Lithia Motors, Inc.	132,241	0.1
8,808	(1)	LKQ Corp.	372,843	0.1
616		Lowe's Cos, Inc.	117,151	0.0
480		LVMH Moet Hennessy Louis Vuitton SE	320,618	0.1
158		Marriott Vacations Worldwide Corp.	27,520	0.0
1,200		Marui Group Co., Ltd.	22,617	0.0
473	(1)	Mattel, Inc.	9,422	0.0
1,344		McDonald's Corp.	301,244	0.1
239	(1)	Moncler SpA	13,687	0.0
506		Nike, Inc. - Class B	67,242	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

5,900	(1)	Nissan Motor Co., Ltd.	32,961	0.0
700		Nitori Co., Ltd.	135,593	0.0
36	(1)	NVR, Inc.	169,593	0.1
200	(1)	Ollie's Bargain Outlet Holdings, Inc.	17,400	0.0
2,600		Panasonic Corp.	33,669	0.0
450	(1)	Pandora A/S	48,127	0.0
559	(1)	Penn National Gaming, Inc.	58,606	0.0
1,052		Persimmon PLC	42,612	0.0
58		Polaris, Inc.	7,743	0.0
284		Pool Corp.	98,048	0.0
758		Prosus NV	84,350	0.0
3,876		Pulte Group, Inc.	203,257	0.1
5,300		Rakuten Group, Inc.	63,318	0.0
105	(1),(2)	RH	62,643	0.0
2,172	(1)	Scientific Games Corp.	83,665	0.0
6,700		Sekisui House Ltd.	144,118	0.1
2,123		Service Corp. International	108,379	0.0
245	(1)	Skechers USA, Inc.	10,219	0.0
3,500		Sony Group Corp.	370,417	0.1
2,100		Stanley Electric Co., Ltd.	62,722	0.0
2,287		Stellantis NV	40,455	0.0
9,200		Sumitomo Electric Industries Ltd.	138,339	0.1
1,947		Target Corp.	385,642	0.1
5,737	(1)	Taylor Morrison Home Corp.	176,757	0.1
318		Tempur Sealy International, Inc.	11,626	0.0
2,211	(1)	Tesla, Inc.	1,476,793	0.4
432		Thor Industries, Inc.	58,208	0.0
1,486		TJX Cos., Inc.	98,299	0.0
342		Toll Brothers, Inc.	19,402	0.0
119	(1)	TopBuild Corp.	24,922	0.0
1,300		Toyota Motor Corp.	101,166	0.0
2,347		Tractor Supply Co.	415,607	0.1
2,490		Travel + Leisure Co.	152,288	0.1
10,402	(1)	Tri Pointe Homes, Inc.	211,785	0.1
590	(1)	Ulta Beauty, Inc.	182,410	0.1
2,333		Wendy's Company	47,267	0.0
6,968		Wesfarmers Ltd.	279,825	0.1
498		Williams-Sonoma, Inc.	89,242	0.0
297		Wingstop, Inc.	37,770	0.0
370		Wyndham Hotels & Resorts, Inc.	25,819	0.0
16,100	(1)	Yamada Holdings Co. Ltd.	87,008	0.0
1,945	(1)	YETI Holdings, Inc.	140,448	0.1
4,205		Yum! Brands, Inc.	454,897	0.1
209	(1),(3)	Zalando SE	20,480	0.0
			18,445,068	4.9

		Consumer Staples: 2.6%
2,200		Ajinomoto Co., Inc.	45,097	0.0
3,715	(2)	Albertsons Cos, Inc.	70,845	0.0
14,685		Altria Group, Inc.	751,285	0.2
371		Beiersdorf AG	39,200	0.0
929	(1)	BJ's Wholesale Club Holdings, Inc.	41,675	0.0
14	(1)	Boston Beer Co., Inc.	16,888	0.0
8,329		British American Tobacco PLC	316,591	0.1
848		Carlsberg A/S	130,049	0.1
960		Carrefour S.A.	17,381	0.0
2,525		Coca-Cola HBC AG	80,256	0.0
7,886		Colgate-Palmolive Co.	621,653	0.2
1,836		Costco Wholesale Corp.	647,153	0.2
912	(1)	Darling Ingredients, Inc.	67,105	0.0
480		Energizer Holdings, Inc.	22,781	0.0
2,813	(2)	Essity AB	88,905	0.0
1,062		Estee Lauder Cos., Inc.	308,883	0.1
1,855		Flowers Foods, Inc.	44,149	0.0
2,368	(1)	Herbalife Nutrition Ltd.	105,044	0.0
945		Hershey Co.	149,461	0.1
7,776		Imperial Brands PLC	159,416	0.1
852		Ingredion, Inc.	76,612	0.0
10,129		J Sainsbury Plc	33,871	0.0
6,100		Japan Tobacco, Inc.	117,184	0.0
7,792		Koninklijke Ahold Delhaize NV	217,342	0.1
2,500		Lawson, Inc.	122,675	0.0
502		L'Oreal S.A.	192,308	0.1
9,437		Mondelez International, Inc.	552,348	0.2
5,020	(1)	Monster Beverage Corp.	457,272	0.1
3,980		Nestle SA	443,676	0.1
797		Nu Skin Enterprises, Inc.	42,153	0.0
1,331		Orkla ASA	13,053	0.0
8,764		PepsiCo, Inc.	1,239,668	0.3
671		Pernod Ricard SA	125,598	0.0
10,184		Philip Morris International, Inc.	903,728	0.3
600		Pola Orbis Holdings, Inc.	14,471	0.0
660	(1)	Post Holdings, Inc.	69,775	0.0
2,558		Procter & Gamble Co.	346,430	0.1
1,289		Reckitt Benckiser Group PLC	115,379	0.0
5,374	(1)	Sprouts Farmers Market, Inc.	143,056	0.0
1,700		Sundrug Co., Ltd.	62,282	0.0
2,303	(2)	Swedish Match AB	179,660	0.1
1,000		Toyo Suisan Kaisha Ltd.	41,969	0.0
4,446		Treasury Wine Estates Ltd.	35,044	0.0
379		Tyson Foods, Inc.	28,160	0.0
4,960		Unilever PLC	276,754	0.1
1,500		Welcia Holdings Co. Ltd.	51,465	0.0
128,500	(3)	WH Group Ltd.	104,397	0.0
			9,730,147	2.6

		Energy: 1.1%
3,168		APA Corp.	56,707	0.0
32,420		BP PLC	131,690	0.0
3,925	(1)	ChampionX Corp.	85,290	0.0
3,403		Chevron Corp.	356,600	0.1
898		Cimarex Energy Co.	53,332	0.0
6,897		ConocoPhillips	365,334	0.1
7,878		Devon Energy Corp.	172,134	0.1
41,500		ENEOS Holdings, Inc.	188,280	0.1
4,602		ENI S.p.A.	56,707	0.0
1,155		EOG Resources, Inc.	83,772	0.0
421		EQT Corp.	7,822	0.0
15,842		Equitrans Midstream Corp.	129,271	0.0
2,996		Exxon Mobil Corp.	167,267	0.0
2,804	(1)	Galp Energia SGPS SA	32,505	0.0
3,307		Halliburton Co.	70,968	0.0
3,209		Marathon Petroleum Corp.	171,650	0.0
1,636	(1)	OMV AG	82,908	0.0
3,678		Phillips 66	299,904	0.1
1,737		Pioneer Natural Resources Co.	275,870	0.1
14,193		Repsol SA	176,164	0.1
11,935		Royal Dutch Shell PLC - Class A	232,005	0.1
6,345		Santos Ltd.	34,343	0.0
8,158		Targa Resources Corp.	259,017	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,399	(1),(2)	Total SE	65,221	0.0
10,017		Williams Cos., Inc.	237,303	0.1
5,792		World Fuel Services Corp.	203,879	0.1
			3,995,943	1.1

		Financials: 5.1%
9,495		3i Group PLC	150,900	0.1
1,753	(1),(3)	ABN AMRO Bank NV	21,281	0.0
13,800		AIA Group Ltd.	168,867	0.1
15	(1)	Alleghany Corp.	9,394	0.0
103		Allianz SE	26,199	0.0
4,441		Allstate Corp.	510,271	0.1
4,420		Ally Financial, Inc.	199,828	0.1
2,573		Ameriprise Financial, Inc.	598,094	0.2
1,063		Aon PLC	244,607	0.1
580		ASX Ltd.	31,395	0.0
5,942		Australia & New Zealand Banking Group Ltd.	127,578	0.0
2,229		AXA S.A.	59,836	0.0
19,008		Bank Leumi Le-Israel BM	125,207	0.0
7,644		Bank of America Corp.	295,746	0.1
571		Bank of Hawaii Corp.	51,099	0.0
1,862		Bank OZK	76,063	0.0
85,726		Barclays PLC	219,539	0.1
4,052	(1)	Berkshire Hathaway, Inc. – Class B	1,035,164	0.3
1,090		Blackrock, Inc.	821,816	0.2
4,038	(1)	BNP Paribas	246,034	0.1
23,000		BOC Hong Kong Holdings Ltd.	80,463	0.0
165		Brown & Brown, Inc.	7,542	0.0
4,648		Capital One Financial Corp.	591,365	0.2
9,552		Citigroup, Inc.	694,908	0.2
5,775		Citizens Financial Group, Inc.	254,966	0.1
3,230		CNO Financial Group, Inc.	78,457	0.0
6,288	(1)	CNP Assurances	119,264	0.0
1,579		Commerce Bancshares, Inc.	120,967	0.0
896		Commonwealth Bank of Australia	58,791	0.0
5,307	(1)	Credit Agricole SA	76,857	0.0
15,098		Credit Suisse Group AG	159,727	0.1
644		Deutsche Boerse AG	107,013	0.0
36,093		Direct Line Insurance Group PLC	155,807	0.1
287		East West Bancorp, Inc.	21,181	0.0
1,194		Essent Group Ltd.	56,703	0.0
516		Evercore, Inc.	67,978	0.0
1,044		EXOR NV	88,054	0.0
87		Factset Research Systems, Inc.	26,847	0.0
945		Fifth Third Bancorp	35,390	0.0
5,870		First American Financial Corp.	332,536	0.1
788		Globe Life, Inc.	76,144	0.0
1,999		Hancock Whitney Corp.	83,978	0.0
702		Hanover Insurance Group, Inc.	90,881	0.0
2,700		Hong Kong Exchanges and Clearing Ltd.	160,180	0.1
28,827		HSBC Holdings PLC	168,024	0.1
7,086		ING Groep NV	86,549	0.0
1,087		International Bancshares Corp.	50,459	0.0
67,859	(1)	Intesa Sanpaolo SpA	183,870	0.1
406		Janus Henderson Group PLC	12,647	0.0
2,751		Jefferies Financial Group, Inc.	82,805	0.0
13,800		JPMorgan Chase & Co.	2,100,774	0.6
88		Kinsale Capital Group, Inc.	14,502	0.0
937		London Stock Exchange Group PLC	89,577	0.0
1,758		LPL Financial Holdings, Inc.	249,917	0.1
12,508		M&G PLC	35,744	0.0
2,406		Magellan Financial Group Ltd.	83,045	0.0
49,507		Medibank Pvt Ltd.	105,524	0.0
1,680	(1)	Mediobanca Banca di Credito Finanziario SpA	18,617	0.0
9,037		Metlife, Inc.	549,359	0.2
5,259		MGIC Investment Corp.	72,837	0.0
49,500		Mitsubishi UFJ Financial Group, Inc.	264,691	0.1
514		MSCI, Inc. - Class A	215,510	0.1
266		Muenchener Rueckversicherungs-Gesellschaft AG	81,920	0.0
1,332		National Australia Bank Ltd.	26,390	0.0
20,927		Natwest Group PLC	56,625	0.0
2,781		Navient Corp.	39,796	0.0
928		New Residential Investment Corp.	10,440	0.0
6,077		New York Community Bancorp., Inc.	76,692	0.0
6,300		Nomura Holdings, Inc.	33,380	0.0
13,622		Nordea Bank Abp	134,316	0.0
17,627		Old Republic International Corp.	384,974	0.1
4,700		ORIX Corp.	79,490	0.0
7,600		Oversea-Chinese Banking Corp., Ltd.	66,493	0.0
236		PacWest Bancorp	9,003	0.0
1,876		Popular, Inc.	131,920	0.0
10,470	(3)	Poste Italiane SpA	132,965	0.0
499		Primerica, Inc.	73,762	0.0
352		PROG Holdings, Inc.	15,238	0.0
122		Prosperity Bancshares, Inc.	9,137	0.0
9,318		Regions Financial Corp.	192,510	0.1
157		Reinsurance Group of America, Inc.	19,790	0.0
161		RLI Corp.	17,963	0.0
2,168		S&P Global, Inc.	765,022	0.2
1,201	(1)	SCOR SE	40,910	0.0
1,127		SEI Investments Co.	68,668	0.0
554		Selective Insurance Group	40,187	0.0
900	(1)	Shinsei Bank Ltd.	14,545	0.0
276		Signature Bank	62,404	0.0
5,741	(2)	Skandinaviska Enskilda Banken AB	70,032	0.0
2,300		SLM Corp.	41,331	0.0
5,712		Standard Chartered PLC	39,330	0.0
4,955		Stifel Financial Corp.	317,417	0.1
6,700	(2)	Sumitomo Mitsui Financial Group, Inc.	242,857	0.1
5,600	(2)	Sumitomo Mitsui Trust Holdings, Inc.	195,381	0.1
235		Swiss Life Holding AG	115,488	0.0
9,135		Synchrony Financial	371,429	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

1,785		Synovus Financial Corp.	81,664	0.0
11,300		T&D Holdings, Inc.	145,404	0.0
3,340		T. Rowe Price Group, Inc.	573,144	0.2
2,000		Tokio Marine Holdings, Inc.	95,182	0.0
356		Trustmark Corp.	11,983	0.0
1,033		UMB Financial Corp.	95,377	0.0
5,127		Umpqua Holdings Corp.	89,979	0.0
4,174		Unum Group	116,162	0.0
1,123		Webster Financial Corp.	61,889	0.0
21,197		Wells Fargo & Co.	828,167	0.2
603		Willis Towers Watson PLC	138,015	0.1
211		Wintrust Financial Corp.	15,994	0.0
677		Zions Bancorp NA	37,208	0.0
458		Zurich Insurance Group AG	194,948	0.1
			19,412,289	5.1

		Health Care: 4.9%
44	(1)	10X Genomics, Inc.	7,964	0.0
4,726		Abbott Laboratories	566,364	0.2
2,265		AbbVie, Inc.	245,118	0.1
2,352	(1)	Acadia Pharmaceuticals, Inc.	60,682	0.0
2,168		Agilent Technologies, Inc.	275,639	0.1
1,759	(1)	Alexion Pharmaceuticals, Inc.	268,969	0.1
200	(1)	Align Technology, Inc.	108,306	0.0
3,573	(1)	Alkermes PLC	66,744	0.0
278	(1)	Amedisys, Inc.	73,612	0.0
1,779		Anthem, Inc.	638,572	0.2
190	(1)	Arrowhead Pharmaceuticals, Inc.	12,599	0.0
6,000		Astellas Pharma, Inc.	92,426	0.0
1,401		AstraZeneca PLC	139,833	0.0
876		Bayer AG	55,515	0.0
790		Becton Dickinson & Co.	192,088	0.1
118	(1)	Bio-Rad Laboratories, Inc.	67,398	0.0
156		Bio-Techne Corp.	59,581	0.0
12,329		Bristol-Myers Squibb Co.	778,330	0.2
344	(1)	Cantel Medical Corp.	27,465	0.0
2,794	(1)	Centene Corp.	178,565	0.1
561	(1)	Charles River Laboratories International, Inc.	162,595	0.1
195		Chemed Corp.	89,665	0.0
2,212		Cigna Corp.	534,729	0.2
186		Cochlear Ltd.	29,919	0.0
1,045		CSL Ltd.	211,198	0.1
1,324		CVS Health Corp.	99,604	0.0
600		Daiichi Sankyo Co., Ltd.	17,505	0.0
144	(1)	DexCom, Inc.	51,752	0.0
167		DiaSorin SpA	26,794	0.0
6,750	(1)	Edwards Lifesciences Corp.	564,570	0.2
1,000		Eisai Co., Ltd.	67,214	0.0
1,673		Eli Lilly & Co.	312,550	0.1
290	(1)	Emergent Biosolutions, Inc.	26,944	0.0
2,811	(1)	Exelixis, Inc.	63,500	0.0
1,430		Fisher & Paykel Healthcare Corp. Ltd.	32,107	0.0
544		Fresenius SE & Co. KGaA	24,241	0.0
12,476		GlaxoSmithKline PLC	220,861	0.1
413	(1)	Globus Medical, Inc.	25,470	0.0
190	(1)	Haemonetics Corp.	21,092	0.0
681	(1)	Halozyme Therapeutics, Inc.	28,391	0.0
270	(1)	HealthEquity, Inc.	18,360	0.0
3,816		Hikma Pharmaceuticals PLC	119,708	0.0
398		Hill-Rom Holdings, Inc.	43,971	0.0
1,600		Hoya Corp.	188,315	0.1
1,062		Humana, Inc.	445,243	0.1
5,306	(1)	Incyte Corp., Ltd.	431,219	0.1
1,156		Ipsen SA	99,098	0.0
1,642	(1)	Jazz Pharmaceuticals PLC	269,896	0.1
8,895		Johnson & Johnson	1,461,893	0.4
3,096	(1)	Koninklijke Philips NV	176,551	0.1
368	(1)	LHC Group, Inc.	70,365	0.0
73	(1),(2)	Ligand Pharmaceuticals, Inc.	11,129	0.0
38		Lonza Group AG	21,253	0.0
325	(1)	Masimo Corp.	74,639	0.0
1,213		McKesson Corp.	236,583	0.1
3,400		Medipal Holdings Corp.	65,353	0.0
349	(1)	Medpace Holdings, Inc.	57,253	0.0
9,792		Medtronic PLC	1,156,729	0.3
12,447		Merck & Co., Inc.	959,539	0.3
414		Merck KGaA	70,817	0.0
572	(1)	Molina Healthcare, Inc.	133,711	0.0
1,149	(1)	Nektar Therapeutics	22,980	0.0
500		Nippon Shinyaku Co., Ltd.	37,226	0.0
2,403		Novartis AG	205,410	0.1
1,114		Novo Nordisk A/S	75,065	0.0
599	(1)	NuVasive, Inc.	39,270	0.0
3,000		Olympus Corp.	62,232	0.0
568		Orion Oyj	22,758	0.0
400		Otsuka Holdings Co. Ltd.	16,964	0.0
1,725		Patterson Cos., Inc.	55,114	0.0
91	(1),(2)	Penumbra, Inc.	24,623	0.0
356	(1)	PRA Health Sciences, Inc.	54,585	0.0
1,208	(1),(2)	Quidel Corp.	154,539	0.0
800	(1)	Regeneron Pharmaceuticals, Inc.	378,512	0.1
37	(1)	Repligen Corp.	7,193	0.0
1,715		Roche Holding AG	555,563	0.2
3,325		Sanofi	328,791	0.1
2,100		Santen Pharmaceutical Co., Ltd.	28,962	0.0
192		Sartorius Stedim Biotech	79,018	0.0
2,546		Smith & Nephew PLC	48,336	0.0
591	(1)	Sonova Holding AG - Reg	156,659	0.1
172	(1)	Staar Surgical Co.	18,131	0.0
90	(1)	Tandem Diabetes Care, Inc.	7,942	0.0
560	(1)	Tenet Healthcare Corp.	29,120	0.0
1,820		Thermo Fisher Scientific, Inc.	830,612	0.2
1,597	(1)	UCB S.A.	151,818	0.0
311	(1)	United Therapeutics Corp.	52,021	0.0
4,148		UnitedHealth Group, Inc.	1,543,346	0.4
132	(1)	Veeva Systems, Inc.	34,484	0.0
2,331	(1)	Vertex Pharmaceuticals, Inc.	500,909	0.1
69		West Pharmaceutical Services, Inc.	19,443	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

2,133		Zoetis, Inc.	335,905	0.1
			18,515,627	4.9

		Industrials: 4.4%
1,069		ACS Actividades de Construccion y Servicios SA	35,529	0.0
2,158		Acuity Brands, Inc.	356,070	0.1
323		Adecco Group AG	21,787	0.0
1,227		AGCO Corp.	176,259	0.1
7,141		Allison Transmission Holdings, Inc.	291,567	0.1
6,400		Amada Co. Ltd.	71,473	0.0
3,961		Ametek, Inc.	505,939	0.1
1,321		AO Smith Corp.	89,313	0.0
29		AP Moller - Maersk A/S - Class B	67,324	0.0
1,347	(1)	ASGN, Inc.	128,558	0.0
1,501		Ashtead Group PLC	89,604	0.0
1,192		Assa Abloy AB	34,306	0.0
2,483		Atlas Copco AB - A Shares	151,382	0.1
30,605		Aurizon Holdings Ltd.	90,949	0.0
142	(1)	Avis Budget Group, Inc.	10,301	0.0
215	(1)	Axon Enterprise, Inc.	30,620	0.0
19,223		BAE Systems PLC	133,871	0.0
12,468		Brambles Ltd.	100,575	0.0
205		Brink's Co.	16,242	0.0
558	(1)	Builders FirstSource, Inc.	25,874	0.0
999	(1)	CACI International, Inc.	246,413	0.1
1,182		Carlisle Cos., Inc.	194,534	0.1
3,250	(1)	Cie de Saint-Gobain	191,918	0.1
11,000		CK Hutchison Holdings Ltd.	87,882	0.0
1,573	(1)	Clean Harbors, Inc.	132,226	0.0
4,306	(1)	CNH Industrial NV	66,658	0.0
232	(1)	Colfax Corp.	10,164	0.0
4,592	(1)	Copart, Inc.	498,737	0.1
435	(1)	CoStar Group, Inc.	357,522	0.1
1,040		Crane Co.	97,666	0.0
197		Cummins, Inc.	51,045	0.0
6,400		Dai Nippon Printing Co., Ltd.	134,244	0.0
700		Daikin Industries Ltd.	141,511	0.1
1,624		Deere & Co.	607,603	0.2
4,646		Deutsche Post AG	254,885	0.1
388	(1)	Dycom Industries, Inc.	36,026	0.0
1,392		Eaton Corp. PLC	192,486	0.1
139	(1)	Eiffage SA	13,899	0.0
2,687		EMCOR Group, Inc.	301,374	0.1
2,689		Emerson Electric Co.	242,602	0.1
389		EnerSys	35,321	0.0
3,770		Epiroc AB - A Shares	85,406	0.0
300		Fanuc Ltd.	72,122	0.0
2,402		FedEx Corp.	682,264	0.2
182		Ferguson PLC	21,741	0.0
7,009		Fortive Corp.	495,116	0.1
2,353		Fortune Brands Home & Security, Inc.	225,464	0.1
1,127		GEA Group AG	46,225	0.0
66		Geberit AG - Reg	42,005	0.0
339	(1)	Generac Holdings, Inc.	111,006	0.0
10,365		General Electric Co.	136,092	0.0
174		Graco, Inc.	12,462	0.0
14,112		GrafTech International Ltd.	172,590	0.1
413		Heico Corp. - HEI	51,955	0.0
1,088		Herman Miller, Inc.	44,771	0.0
2,963		Honeywell International, Inc.	643,178	0.2
598		Hubbell, Inc.	111,760	0.0
225	(1)	IAA, Inc.	12,406	0.0
335		Intertek Group PLC	25,868	0.0
1,900	(2)	Itochu Corp.	61,685	0.0
2,694		ITT, Inc.	244,912	0.1
2,600	(1)	Japan Airlines Co. Ltd.	58,230	0.0
4,332		Johnson Controls International plc	258,490	0.1
4,718		KBR, Inc.	181,124	0.1
4,915		Knight-Swift Transportation Holdings, Inc.	236,362	0.1
1,940		Legrand S.A.	180,242	0.1
1,985		Leidos Holdings, Inc.	191,116	0.1
68		Lennox International, Inc.	21,188	0.0
5,000		Lixil Corp.	139,146	0.1
494		Manpowergroup, Inc.	48,857	0.0
6,762		Masco Corp.	405,044	0.1
804	(1)	Mastec, Inc.	75,335	0.0
315	(1)	Middleby Corp.	52,211	0.0
3,900		Mitsubishi Corp.	110,561	0.0
804		MSC Industrial Direct Co.	72,513	0.0
600		Nihon M&A Center, Inc.	16,274	0.0
214		Nordson Corp.	42,518	0.0
2,295		nVent Electric PLC	64,053	0.0
514		Old Dominion Freight Line	123,571	0.0
127		Oshkosh Corp.	15,070	0.0
2,185		Owens Corning, Inc.	201,217	0.1
351		Parker Hannifin Corp.	110,716	0.0
1,218		Pentair PLC	75,906	0.0
5,371	(1)	Qantas Airways Ltd.	20,846	0.0
2,086		Regal Beloit Corp.	297,630	0.1
1,350		Rockwell Automation, Inc.	358,344	0.1
1,166		Roper Technologies, Inc.	470,294	0.1
3,134		Ryder System, Inc.	237,087	0.1
7,580	(1)	Sandvik AB	207,403	0.1
1,977		Schneider Electric SE	301,168	0.1
1,900		Secom Co., Ltd.	160,173	0.1
1,916		Siemens AG	314,822	0.1
473		Simpson Manufacturing Co., Inc.	49,064	0.0
26,300	(1)	Singapore Airlines Ltd.	108,609	0.0
3,072	(2)	SKF AB - B Shares	87,412	0.0
300		SMC Corp.	174,714	0.1
1,200		Sohgo Security Services Co., Ltd.	56,785	0.0
5,500	(2)	Sumitomo Corp.	78,714	0.0
487	(1)	Sunrun, Inc.	29,454	0.0
2,500		Techtronic Industries Co., Ltd.	42,860	0.0
605		Tetra Tech, Inc.	82,111	0.0
1,366		Timken Co.	110,878	0.0
75		Toro Co.	7,735	0.0
93	(1)	Trex Co., Inc.	8,513	0.0
2,375		Union Pacific Corp.	523,474	0.1
5,663	(1)	Univar Solutions, Inc.	121,981	0.0
3,070	(1),(2)	Volvo AB - B Shares	77,748	0.0
409		Werner Enterprises, Inc.	19,293	0.0
2,401		Wolters Kluwer NV	208,539	0.1
73		Woodward, Inc.	8,806	0.0
335	(1)	XPO Logistics, Inc.	41,306	0.0
			16,506,794	4.4

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

		Information Technology: 8.5%
1,946	(1),(2)	2U, Inc.	74,396	0.0
483		Accenture PLC	133,429	0.0
1,451	(1)	Adobe, Inc.	689,762	0.2
840	(1)	Advanced Micro Devices, Inc.	65,940	0.0
2,115	(1)	Akamai Technologies, Inc.	215,518	0.1
230		Alliance Data Systems Corp.	25,781	0.0
5,570		Amdocs Ltd.	390,735	0.1
1,248		Amkor Technology, Inc.	29,590	0.0
2,212	(1)	Anaplan, Inc.	119,116	0.0
43,893		Apple, Inc.	5,361,530	1.4
6,808		Applied Materials, Inc.	909,549	0.3
3,215	(1)	Arrow Electronics, Inc.	356,286	0.1
545		ASM International NV	158,020	0.1
5,000		ASM Pacific Technology Ltd.	63,988	0.0
978		ASML Holding NV	600,073	0.2
520	(1)	Avalara, Inc.	69,384	0.0
5,888		Avnet, Inc.	244,411	0.1
1,038	(1)	BigCommerce Holdings, Inc.	59,996	0.0
582		Brooks Automation, Inc.	47,520	0.0
3,269	(1)	Cadence Design Systems, Inc.	447,820	0.1
394		Capgemini SE	66,991	0.0
296	(1)	Ceridian HCM Holding, Inc.	24,944	0.0
1,190	(1)	Check Point Software Technologies	133,244	0.0
625	(1)	Ciena Corp.	34,200	0.0
19,234		Cisco Systems, Inc.	994,590	0.3
1,093		Cognex Corp.	90,708	0.0
3,223	(1)	Commvault Systems, Inc.	207,883	0.1
153	(1)	Concentrix Corp.	22,907	0.0
235	(1)	Cree, Inc.	25,411	0.0
1,170	(1)	Datadog, Inc.	97,508	0.0
36	(1)	DocuSign, Inc.	7,288	0.0
13,837	(1)	Dropbox, Inc.	368,894	0.1
2,857		DXC Technology Co.	89,310	0.0
83	(1)	Elastic NV	9,230	0.0
785	(1)	EPAM Systems, Inc.	311,402	0.1
1,099	(1)	Euronet Worldwide, Inc.	151,992	0.1
1,893	(1)	F5 Networks, Inc.	394,918	0.1
64	(1)	Fair Isaac Corp.	31,107	0.0
100		Fujitsu Ltd.	14,551	0.0
362	(1)	Gartner, Inc.	66,083	0.0
3,394		Genpact Ltd.	145,331	0.0
4,736	(1)	GoDaddy, Inc.	367,608	0.1
400		Hitachi Ltd.	18,131	0.0
335	(1)	HubSpot, Inc.	152,160	0.1
460	(1)	II-VI, Inc.	31,450	0.0
742		Infineon Technologies AG	31,570	0.0
11,009		Intel Corp.	704,576	0.2
1,237		Intuit, Inc.	473,845	0.1
1,400		Itochu Techno-Solutions Corp.	45,241	0.0
306	(1)	j2 Global, Inc.	36,677	0.0
3,181		Jabil, Inc.	165,921	0.1
161	(1),(2)	JFrog Ltd.	7,144	0.0
100		Keyence Corp.	45,576	0.0
1,367		KLA Corp.	451,657	0.1
1,186		Lam Research Corp.	705,955	0.2
132	(1)	Lumentum Holdings, Inc.	12,058	0.0
64	(1)	Manhattan Associates, Inc.	7,512	0.0
842		Mastercard, Inc. - Class A	299,794	0.1
25,380		Microsoft Corp.	5,983,843	1.6
393		MKS Instruments, Inc.	72,870	0.0
383		Monolithic Power Systems, Inc.	135,279	0.0
1,100		Murata Manufacturing Co., Ltd.	88,545	0.0
891	(1)	NCR Corp.	33,813	0.0
700		NEC Corp.	41,332	0.0
390		Nemetschek SE	24,895	0.0
2,222		NetApp, Inc.	161,473	0.1
178	(1)	Nice Ltd.	38,698	0.0
1,290		Nvidia Corp.	688,770	0.2
800		Otsuka Corp.	37,511	0.0
199	(1),(2)	PagerDuty, Inc.	8,006	0.0
693	(1)	Palo Alto Networks, Inc.	223,188	0.1
197	(1)	Paylocity Holding Corp.	35,426	0.0
4,998	(1)	PayPal Holdings, Inc.	1,213,714	0.3
1,396	(1)	Proofpoint, Inc.	175,603	0.1
239	(1)	PTC, Inc.	32,898	0.0
10,764	(1)	Pure Storage, Inc. - Class A	231,857	0.1
5,876		Qualcomm, Inc.	779,099	0.2
1,310	(1)	Qualys, Inc.	137,262	0.0
4,600		Ricoh Co., Ltd.	46,889	0.0
1,100		Rohm Co., Ltd.	107,881	0.0
9,341		Sage Group PLC/The	78,915	0.0
426	(1)	SailPoint Technologies Holding, Inc.	21,573	0.0
1,347	(1)	Salesforce.com, Inc.	285,389	0.1
1,228		SAP SE	150,623	0.1
2,400	(2)	Seiko Epson Corp.	39,180	0.0
893	(1)	Semtech Corp.	61,617	0.0
352	(1)	ServiceNow, Inc.	176,039	0.1
337	(1)	Silicon Laboratories, Inc.	47,541	0.0
301	(1)	SolarEdge Technologies, Inc.	86,519	0.0
5,923		STMicroelectronics NV-STM1	226,291	0.1
259	(1)	Synaptics, Inc.	35,074	0.0
2,934		SYNNEX Corp.	336,941	0.1
2,015	(1)	Synopsys, Inc.	499,277	0.1
200		TDK Corp.	27,842	0.0
729	(1),(3)	TeamViewer AG	31,177	0.0
5,110		Telefonaktiebolaget LM Ericsson	67,734	0.0
3,118		Teradyne, Inc.	379,398	0.1
2,096		Texas Instruments, Inc.	396,123	0.1
5,000		TIS, Inc.	119,705	0.1
200		Tokyo Electron Ltd.	86,927	0.0
1,900		Trend Micro, Inc.	95,376	0.0
377		Universal Display Corp.	89,262	0.0
2,017		Visa, Inc. - Class A	427,059	0.1
14,051		Vishay Intertechnology, Inc.	338,348	0.1
1,133	(1),(2)	VMware, Inc.	170,460	0.1
806	(1)	Vontier Corp.	24,398	0.0
309	(1)	WEX, Inc.	64,649	0.0
716		WiseTech Global Ltd.	15,932	0.0
57	(1)	Wix.com Ltd.	15,915	0.0
492	(1)	Workday, Inc.	122,228	0.0
1,269		Xilinx, Inc.	157,229	0.1
			31,881,804	8.5

		Materials: 1.7%
1,096		Air Liquide SA	178,951	0.1
5,617		Anglo American PLC	220,007	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

62		Aptargroup, Inc.	8,783	0.0
3,062	(1)	ArcelorMittal SA	88,129	0.0
1,062		Arkema SA	128,614	0.1
1,300		Asahi Kasei Corp.	15,007	0.0
2,216		Ashland Global Holdings, Inc.	196,714	0.1
3,504		Avient Corp.	165,634	0.0
11,952	(1)	Axalta Coating Systems Ltd.	353,540	0.1
690		BASF SE	57,341	0.0
10,009		BHP Group Ltd.	347,206	0.1
6,854		Cabot Corp.	359,424	0.1
1,279		Chemours Co.	35,697	0.0
4,407		Commercial Metals Co.	135,912	0.0
813		Compass Minerals International, Inc.	50,991	0.0
5,176		CRH PLC	242,221	0.1
749		Domtar Corp.	27,676	0.0
4,005		Dow, Inc.	256,080	0.1
157		Eagle Materials, Inc.	21,102	0.0
2,894		Eastman Chemical Co.	318,687	0.1
875		Evonik Industries AG	30,962	0.0
3,294		FMC Corp.	364,349	0.1
2,233		Fortescue Metals Group Ltd.	34,032	0.0
7,955	(1)	Freeport-McMoRan, Inc.	261,958	0.1
468		HeidelbergCement AG	42,522	0.0
2,785		Huntsman Corp.	80,292	0.0
598	(1)	Koninklijke DSM NV	101,097	0.0
4,046		LafargeHolcim Ltd.-CHF	237,925	0.1
4,740		Louisiana-Pacific Corp.	262,880	0.1
547		Minerals Technologies, Inc.	41,200	0.0
2,000		Mitsubishi Chemical Holdings Corp.	15,021	0.0
577		Mondi PLC	14,710	0.0
1,640		Newcrest Mining Ltd.	30,983	0.0
37		NewMarket Corp.	14,066	0.0
1,300		Nissan Chemical Corp.	69,553	0.0
700		Nitto Denko Corp.	60,004	0.0
1,833		Novozymes A/S	117,288	0.0
1,942		Rio Tinto Ltd.	164,132	0.1
3,287		Royal Gold, Inc.	353,747	0.1
2,414		RPM International, Inc.	221,726	0.1
62		Scotts Miracle-Gro Co.	15,188	0.0
186		Sherwin-Williams Co.	137,270	0.0
2,515		Smurfit Kappa PLC	118,005	0.0
1,218		Steel Dynamics, Inc.	61,826	0.0
17,600		Sumitomo Chemical Co., Ltd.	91,314	0.0
788		Symrise AG	95,610	0.0
4,500	(2)	Teijin Ltd.	77,641	0.0
668		United States Steel Corp.	17,482	0.0
2,308		Yara International ASA	120,234	0.0
			6,460,733	1.7

		Real Estate: 1.4%
2,721		American Homes 4 Rent	90,718	0.0
1,357		American Tower Corp.	324,404	0.1
3,262		Apartment Income REIT Corp.	139,483	0.1
3,612		Brixmor Property Group, Inc.	73,071	0.0
69		Camden Property Trust	7,584	0.0
1,257	(1)	CBRE Group, Inc.	99,441	0.0
16,500		CK Asset Holdings Ltd.	100,445	0.0
10,877		Corporate Office Properties Trust SBI MD	286,391	0.1
3,000		Daiwa House Industry Co., Ltd.	88,047	0.0
2,487		Duke Realty Corp.	104,280	0.0
555		EastGroup Properties, Inc.	79,520	0.0
379		Equinix, Inc.	257,565	0.1
292	(1)	Fastighets AB Balder	14,456	0.0
1,737		First Industrial Realty Trust, Inc.	79,537	0.0
7,281		Gaming and Leisure Properties, Inc.	308,933	0.1
10		GLP J-Reit	16,432	0.0
11,573		Goodman Group	159,804	0.1
6,376		GPT Group	22,367	0.0
7,767		Highwoods Properties, Inc.	333,515	0.1
10,500		Hongkong Land Holdings Ltd. - HKHGF	51,641	0.0
2,002		Hudson Pacific Properties, Inc.	54,314	0.0
15,071		Invitation Homes, Inc.	482,121	0.2
119	(1)	Jones Lang LaSalle, Inc.	21,306	0.0
701		Kilroy Realty Corp.	46,007	0.0
515		Lamar Advertising Co.	48,369	0.0
947		Life Storage, Inc.	81,395	0.0
36,500		Mapletree Logistics Trust	52,484	0.0
3,126		Medical Properties Trust, Inc.	66,521	0.0
5,500		Mitsui Fudosan Co., Ltd.	125,375	0.1
1,900		Nomura Real Estate Holdings, Inc.	45,927	0.0
720		Outfront Media, Inc.	15,718	0.0
5,056		PotlatchDeltic Corp.	267,564	0.1
327		PS Business Parks, Inc.	50,548	0.0
620		Rexford Industrial Realty, Inc.	31,248	0.0
740		Sabra Healthcare REIT, Inc.	12,846	0.0
11,035		Segro PLC	142,607	0.1
5,844		Spirit Realty Capital, Inc.	248,370	0.1
495		STORE Capital Corp.	16,583	0.0
1,900		Sumitomo Realty & Development Co., Ltd.	67,305	0.0
173		Sun Communities, Inc.	25,957	0.0
746		Urban Edge Properties	12,324	0.0
1,704		VEREIT, Inc.	65,808	0.0
602		VICI Properties, Inc.	17,000	0.0
2,608		Weingarten Realty Investors	70,181	0.0
12,126		Weyerhaeuser Co.	431,686	0.1
			5,137,198	1.4

		Utilities: 1.2%
3,611		American Water Works Co., Inc.	541,361	0.1
3,250		Black Hills Corp.	217,003	0.1
10,500		CLP Holdings Ltd.	102,235	0.0
975		Dominion Energy, Inc.	74,061	0.0
391		DTE Energy Co.	52,058	0.0
1,745	(1)	Enagas	37,990	0.0
5,832		Endesa S.A.	154,562	0.0
21,676		Enel S.p.A.	215,620	0.1
1,018	(1)	Engie SA	14,461	0.0
5,200		Entergy Corp.	517,244	0.1
8,867		Evergy, Inc.	527,853	0.1
707		Fortum OYJ	18,883	0.0
4,988		National Fuel Gas Co.	249,350	0.1
2,472		NextEra Energy, Inc.	186,908	0.1
694		NorthWestern Corp.	45,249	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

2,116		OGE Energy Corp.	68,474	0.0
9,000		Osaka Gas Co., Ltd.	175,633	0.1
778		Pinnacle West Capital Corp.	63,290	0.0
6,000		Power Assets Holdings Ltd.	35,514	0.0
4,797		Public Service Enterprise Group, Inc.	288,827	0.1
5,042		RWE AG	197,858	0.1
450		Sempra Energy	59,661	0.0
742		Spire, Inc.	54,826	0.0
3,100		Tohoku Electric Power Co., Inc.	29,313	0.0
1,500		Tokyo Gas Co., Ltd.	33,418	0.0
10,036		UGI Corp.	411,576	0.1
4,369		United Utilities Group PLC	55,829	0.0
2,621		Veolia Environnement	67,241	0.0
11,910		Vistra Corp.	210,569	0.1
			4,706,867	1.2

		Total Common Stock
		(Cost $115,282,099)	147,548,596	39.2

EXCHANGE-TRADED FUNDS: 29.0%
52,562	(2)	iShares 20+ Year Treasury Bond ETF	7,119,523	1.9
244,360		iShares Core MSCI Emerging Markets ETF	15,727,010	4.2
313		iShares Core S&P Mid-Cap ETF	81,468	0.0
1,219		iShares MSCI EAFE ETF	92,485	0.0
16,655		iShares Russell 2000 ETF	3,679,756	1.0
169,841		SPDR S&P 500 ETF Trust	67,313,083	17.9
115,416	(2)	Vanguard Value ETF	15,172,587	4.0

		Total Exchange-Traded Funds
		(Cost $85,559,549)	109,185,912	29.0

MUTUAL FUNDS: 10.4%
		Affiliated Investment Companies: 10.4%
126,318		Voya Emerging Markets Local Currency Debt Fund - Class P	826,121	0.2
181,621		Voya Floating Rate Fund - Class P	1,638,217	0.4
4,003,442		Voya High Yield Bond Fund - Class P	31,987,504	8.5
475,328		Voya Short Term Bond Fund - Class R6	4,743,774	1.3

		Total Mutual Funds
		(Cost $37,484,005)	39,195,616	10.4

PREFERRED STOCK: 0.1%
		Consumer Discretionary: 0.0%
203	(1)	Volkswagen AG	56,824	0.0

		Consumer Staples: 0.1%
1,051		Henkel AG & Co. KGaA	118,168	0.1

		Total Preferred Stock
		(Cost $142,012)	174,992	0.1

RIGHTS: –%
		Utilities: –%
10,753	(1),(4)	Snam SpA	–	–

		Total Rights
		(Cost $–)	–	–

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.6%
		Basic Materials: 0.1%
10,000	(3)	Anglo American Capital PLC, 3.625%, 09/11/2024	10,826	0.0
12,000	(3)	Anglo American Capital PLC, 5.625%, 04/01/2030	14,354	0.0
85,000		Dow Chemical Co., 4.375%, 11/15/2042	96,672	0.1
34,000		Dow Chemical Co/The, 2.100%, 11/15/2030	32,815	0.0
33,000		Dow Chemical Co/The, 3.600%, 11/15/2050	33,333	0.0
5,000		FMC Corp., 3.450%, 10/01/2029	5,283	0.0
35,000	(3)	Georgia-Pacific LLC, 2.300%, 04/30/2030	34,909	0.0
20,000		International Paper Co., 4.400%, 08/15/2047	23,460	0.0
42,000		Mosaic Co/The, 5.450%, 11/15/2033	50,534	0.0
13,000	(3)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	13,629	0.0
10,000	(3)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	10,873	0.0
18,000		Newmont Corp., 2.250%, 10/01/2030	17,549	0.0
3,000		Newmont Corp., 3.700%, 03/15/2023	3,151	0.0
15,000		Nutrien Ltd., 2.950%, 05/13/2030	15,553	0.0
13,000		Nutrien Ltd., 3.950%, 05/13/2050	14,085	0.0
32,000		PPG Industries, Inc., 1.200%, 03/15/2026	31,384	0.0
21,000		Steel Dynamics, Inc., 1.650%, 10/15/2027	20,592	0.0
15,000		Steel Dynamics, Inc., 2.400%, 06/15/2025	15,646	0.0
9,000		Steel Dynamics, Inc., 3.250%, 10/15/2050	8,430	0.0
			453,078	0.1

		Communications: 0.7%
29,000		Amazon.com, Inc., 2.500%, 06/03/2050	25,991	0.0
37,000		AT&T, Inc., 1.650%, 02/01/2028	35,879	0.0
50,000		AT&T, Inc., 1.700%, 03/25/2026	50,006	0.0
191,000		AT&T, Inc., 2.750%, 06/01/2031	190,485	0.1
51,000		AT&T, Inc., 3.100%, 02/01/2043	47,697	0.0
20,000		AT&T, Inc., 3.500%, 06/01/2041	19,771	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

20,000	(3)	AT&T, Inc., 3.550%, 09/15/2055	18,337	0.0
115,000	(3)	AT&T, Inc., 3.650%, 09/15/2059	105,326	0.1
16,000		AT&T, Inc., 4.500%, 05/15/2035	18,074	0.0
10,000		Booking Holdings, Inc., 4.100%, 04/13/2025	11,153	0.0
35,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	32,149	0.0
50,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.464%, 07/23/2022	52,159	0.0
10,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	10,753	0.0
72,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	81,668	0.0
38,000		Comcast Corp., 2.650%, 02/01/2030	38,930	0.0
60,000		Comcast Corp., 3.900%, 03/01/2038	67,476	0.0
78,000		Comcast Corp., 3.950%, 10/15/2025	87,172	0.0
40,000		Comcast Corp., 3.999%, 11/01/2049	44,958	0.0
25,000		Comcast Corp., 4.600%, 10/15/2038	30,214	0.0
15,000		Corning, Inc., 5.450%, 11/15/2079	18,694	0.0
27,000		Discovery Communications LLC, 2.950%, 03/20/2023	28,224	0.0
110,000	(3)	Discovery Communications LLC, 4.000%, 09/15/2055	108,475	0.1
25,000		Discovery Communications LLC, 5.200%, 09/20/2047	29,684	0.0
45,000		Discovery Communications LLC, 5.300%, 05/15/2049	53,928	0.0
40,000		Interpublic Group of Cos, Inc./The, 3.750%, 10/01/2021	40,672	0.0
(3,000)		Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	(3,298)	0.0
200,000	(3)	Tencent Holdings Ltd., 2.985%, 01/19/2023	207,600	0.1
25,000		Time Warner Cable LLC, 5.875%, 11/15/2040	31,142	0.0
18,000	(3)	T-Mobile USA, Inc., 2.050%, 02/15/2028	17,672	0.0
33,000	(3)	T-Mobile USA, Inc., 3.300%, 02/15/2051	30,882	0.0
21,000	(3)	T-Mobile USA, Inc., 3.600%, 11/15/2060	20,207	0.0
309,000	(3)	T-Mobile USA, Inc., 3.875%, 04/15/2030	335,762	0.1
118,000		Verizon Communications, Inc., 2.650%, 11/20/2040	107,996	0.1
30,000		Verizon Communications, Inc., 2.875%, 11/20/2050	26,715	0.0
12,000	(3)	Verizon Communications, Inc., 2.987%, 10/30/2056	10,615	0.0
18,000		Verizon Communications, Inc., 3.400%, 03/22/2041	18,299	0.0
7,000		Verizon Communications, Inc., 3.550%, 03/22/2051	7,003	0.0
62,000		Verizon Communications, Inc., 3.700%, 03/22/2061	61,390	0.0
5,000	(2)	Verizon Communications, Inc., 4.000%, 03/22/2050	5,390	0.0
80,000		Verizon Communications, Inc., 4.812%, 03/15/2039	95,862	0.1
40,000		ViacomCBS, Inc., 5.500%, 05/15/2033	48,489	0.0
55,000		Vodafone Group PLC, 4.375%, 02/19/2043	61,339	0.0
20,000		Vodafone Group PLC, 5.125%, 06/19/2059	24,372	0.0
8,000		Walt Disney Co/The, 2.000%, 09/01/2029	7,907	0.0
19,000		Walt Disney Co/The, 3.500%, 05/13/2040	20,132	0.0
39,000		Walt Disney Co/The, 4.750%, 11/15/2046	48,929	0.0
			2,432,280	0.7

		Consumer, Cyclical: 0.2%
29,785	(3)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	32,690	0.0
3,816		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	3,853	0.0
4,323		American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	4,380	0.0
30,000	(3)	BMW US Capital LLC, 2.550%, 04/01/2031	30,120	0.0
90,000	(3)	BMW US Capital LLC, 3.450%, 04/12/2023	94,986	0.1
18,835	(3)	British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/2034	19,805	0.0
18,295		Continental Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	19,137	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

2,601		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	2,691	0.0
20,000		Cummins, Inc., 2.600%, 09/01/2050	17,955	0.0
10,259		Delta Air Lines 2002-1 Class G-1 Pass Through Trust, 6.718%, 07/02/2024	10,497	0.0
12,413		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	12,605	0.0
10,000	(3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	10,680	0.0
37,000	(3)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	40,266	0.0
25,000		General Motors Co., 5.400%, 04/01/2048	29,681	0.0
17,000		General Motors Co., 6.125%, 10/01/2025	20,010	0.0
25,000		General Motors Financial Co., Inc., 3.950%, 04/13/2024	26,917	0.0
25,000		General Motors Financial Co., Inc., 4.350%, 01/17/2027	27,790	0.0
18,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	19,528	0.0
33,000	(3)	Harley-Davidson Financial Services, Inc., 3.350%, 06/08/2025	34,609	0.0
34,000		Lowe's Cos, Inc., 4.050%, 05/03/2047	37,341	0.0
30,000		McDonald's Corp., 4.450%, 09/01/2048	35,042	0.0
21,000	(3)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	23,048	0.0
17,000		Ralph Lauren Corp., 1.700%, 06/15/2022	17,273	0.0
27,000		Toyota Motor Credit Corp., 2.150%, 02/13/2030	26,837	0.0
8,135		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	8,467	0.0
11,843		United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	12,278	0.0
47,288		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	48,484	0.0
63,106		United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	64,250	0.1
20,740		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	21,547	0.0
35,000		WW Grainger, Inc., 1.850%, 02/15/2025	36,092	0.0
			788,859	0.2

		Consumer, Non-cyclical: 1.0%
43,000		AbbVie, Inc., 2.600%, 11/21/2024	45,422	0.0
200,000		AbbVie, Inc., 2.950%, 11/21/2026	213,098	0.1
12,000		AbbVie, Inc., 4.050%, 11/21/2039	13,453	0.0
25,000		AbbVie, Inc., 4.300%, 05/14/2036	28,884	0.0
33,000		AbbVie, Inc., 4.400%, 11/06/2042	38,411	0.0
71,000		AbbVie, Inc., 4.500%, 05/14/2035	83,454	0.1
30,000		AbbVie, Inc., 4.625%, 10/01/2042	35,330	0.0
42,000		Aetna, Inc., 2.800%, 06/15/2023	43,828	0.0
30,000		Aetna, Inc., 4.500%, 05/15/2042	34,250	0.0
23,000		Aetna, Inc., 6.625%, 06/15/2036	32,152	0.0
19,000		Altria Group, Inc., 2.450%, 02/04/2032	18,169	0.0
39,000		Altria Group, Inc., 3.700%, 02/04/2051	35,593	0.0
25,000		Altria Group, Inc., 4.400%, 02/14/2026	28,215	0.0
56,000		Altria Group, Inc., 4.450%, 05/06/2050	58,117	0.0
9,000		Altria Group, Inc., 4.800%, 02/14/2029	10,348	0.0
20,000		Altria Group, Inc., 5.800%, 02/14/2039	24,448	0.0
40,000		AmerisourceBergen Corp., 2.700%, 03/15/2031	39,962	0.0
40,000		Amgen, Inc., 4.950%, 10/01/2041	49,743	0.0
97,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	113,816	0.1
75,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	89,794	0.1
15,000		Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	18,773	0.0
34,000		Anthem, Inc., 2.875%, 09/15/2029	35,384	0.0
25,000		Anthem, Inc., 3.500%, 08/15/2024	27,044	0.0
50,000		Anthem, Inc., 5.100%, 01/15/2044	62,284	0.0
102,000		BAT Capital Corp., 2.259%, 03/25/2028	100,521	0.1
17,000		BAT Capital Corp., 2.726%, 03/25/2031	16,462	0.0
17,000		BAT Capital Corp., 3.734%, 09/25/2040	16,218	0.0
35,000		BAT Capital Corp., 4.390%, 08/15/2037	36,737	0.0
50,000		Becton Dickinson and Co., 2.894%, 06/06/2022	51,304	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

15,000		Becton Dickinson and Co., 3.363%, 06/06/2024	16,120	0.0
35,000		Biogen, Inc., 2.250%, 05/01/2030	33,981	0.0
18,000		Bristol-Myers Squibb Co., 1.450%, 11/13/2030	16,839	0.0
18,000		Bristol-Myers Squibb Co., 2.550%, 11/13/2050	16,029	0.0
24,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	26,703	0.0
30,000		Bristol-Myers Squibb Co., 4.125%, 06/15/2039	34,984	0.0
55,000		Cardinal Health, Inc., 3.079%, 06/15/2024	58,494	0.0
48,000	(3)	Cargill, Inc., 3.875%, 05/23/2049	51,882	0.0
19,000		Cigna Corp., 4.800%, 08/15/2038	22,750	0.0
10,000		Cigna Corp., 4.800%, 07/15/2046	12,013	0.0
100,000		Cigna Corp., 4.900%, 12/15/2048	122,784	0.1
40,000		Coca-Cola Co/The, 2.000%, 03/05/2031	39,149	0.0
40,000		Coca-Cola Co/The, 2.500%, 06/01/2040	37,647	0.0
30,000		CVS Health Corp., 2.700%, 08/21/2040	27,689	0.0
5,000		CVS Health Corp., 3.875%, 07/20/2025	5,530	0.0
7,000		CVS Health Corp., 4.125%, 04/01/2040	7,751	0.0
5,000		CVS Health Corp., 4.780%, 03/25/2038	5,911	0.0
135,000		CVS Health Corp., 5.050%, 03/25/2048	165,993	0.1
45,000		DENTSPLY SIRONA, Inc., 3.250%, 06/01/2030	47,105	0.0
12,000		Diageo Capital PLC, 2.125%, 04/29/2032	11,604	0.0
16,000		Element Fleet Management Corp., 1.600%, 04/06/2024	15,981	0.0
25,000		General Mills, Inc., 4.000%, 04/17/2025	27,654	0.0
14,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	14,018	0.0
11,000		Gilead Sciences, Inc., 2.800%, 10/01/2050	9,796	0.0
12,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	13,044	0.0
13,000		Gilead Sciences, Inc., 4.500%, 02/01/2045	15,133	0.0
39,000		Global Payments, Inc., 1.200%, 03/01/2026	38,420	0.0
25,000		Global Payments, Inc., 2.650%, 02/15/2025	26,281	0.0
75,000		Global Payments, Inc., 3.200%, 08/15/2029	79,076	0.0
27,000		HCA, Inc., 4.125%, 06/15/2029	29,952	0.0
200,000		HCA, Inc., 4.500%, 02/15/2027	224,487	0.1
12,000		HCA, Inc., 5.125%, 06/15/2039	14,439	0.0
22,000		HCA, Inc., 5.250%, 04/15/2025	25,140	0.0
9,000		HCA, Inc., 5.250%, 06/15/2049	11,039	0.0
18,000	(3)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	18,151	0.0
8,000	(3)	Health Care Service Corp. A Mutual Legal Reserve Co., 3.200%, 06/01/2050	7,590	0.0
80,000		Humana, Inc., 3.125%, 08/15/2029	83,535	0.1
35,000		Humana, Inc., 4.500%, 04/01/2025	39,341	0.0
30,000		Illumina, Inc., 2.550%, 03/23/2031	29,768	0.0
15,000		Johnson & Johnson, 0.550%, 09/01/2025	14,886	0.0
15,000		Johnson & Johnson, 0.950%, 09/01/2027	14,592	0.0
18,000		Johnson & Johnson, 2.100%, 09/01/2040	16,301	0.0
25,000		Kaiser Foundation Hospitals, 3.266%, 11/01/2049	25,817	0.0
23,000		Kroger Co/The, 5.150%, 08/01/2043	28,196	0.0
17,000		Laboratory Corp. of America Holdings, 3.250%, 09/01/2024	18,230	0.0
10,000		Laboratory Corp. of America Holdings, 4.000%, 11/01/2023	10,750	0.0
25,000	(3)	Mars, Inc., 0.875%, 07/16/2026	24,202	0.0
75,000	(3)	Mars, Inc., 2.375%, 07/16/2040	68,939	0.0
42,000	(3)	Mars, Inc., 4.125%, 04/01/2054	47,819	0.0
32,000		McKesson Corp., 0.900%, 12/03/2025	31,356	0.0
18,000		Medtronic, Inc., 4.375%, 03/15/2035	21,668	0.0
35,000		Mylan, Inc., 5.200%, 04/15/2048	40,377	0.0
21,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	21,903	0.0
14,000		Pfizer, Inc., 2.550%, 05/28/2040	13,375	0.0
13,000		Pfizer, Inc., 2.700%, 05/28/2050	12,196	0.0
17,000		Quest Diagnostics, Inc., 2.800%, 06/30/2031	17,302	0.0
40,000		Regeneron Pharmaceuticals, Inc., 1.750%, 09/15/2030	37,041	0.0
52,000		Reynolds American, Inc., 5.850%, 08/15/2045	61,420	0.0
6,000		Reynolds American, Inc., 6.150%, 09/15/2043	7,252	0.0
11,000	(3)	Royalty Pharma PLC, 1.200%, 09/02/2025	10,784	0.0
14,000	(3)	Royalty Pharma PLC, 1.750%, 09/02/2027	13,608	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

102,000	(3)	Royalty Pharma PLC, 3.300%, 09/02/2040	98,606	0.1
13,000		S&P Global, Inc., 2.300%, 08/15/2060	10,588	0.0
28,000		Smith & Nephew PLC, 2.032%, 10/14/2030	26,390	0.0
14,000		STERIS Irish FinCo UnLtd. Co., 2.700%, 03/15/2031	13,907	0.0
72,000		STERIS Irish FinCo UnLtd. Co., 3.750%, 03/15/2051	72,658	0.0
75,000		Thermo Fisher Scientific, Inc., 2.600%, 10/01/2029	76,974	0.0
19,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	20,480	0.0
66,000	(3)	Viatris, Inc., 3.850%, 06/22/2040	67,677	0.0
43,000	(3)	Viatris, Inc., 4.000%, 06/22/2050	43,932	0.0
			3,874,243	1.0

		Energy: 0.7%
18,000		BP Capital Markets America, Inc., 1.749%, 08/10/2030	17,024	0.0
15,000		BP Capital Markets America, Inc., 2.939%, 06/04/2051	13,404	0.0
48,000		BP Capital Markets America, Inc., 3.216%, 11/28/2023	51,219	0.0
75,000		BP Capital Markets America, Inc., 3.224%, 04/14/2024	80,544	0.1
38,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	35,294	0.0
28,000	(5)	BP Capital Markets PLC, 4.875%, 12/31/2199	30,065	0.0
8,000		Burlington Resources LLC, 5.950%, 10/15/2036	10,744	0.0
10,000		Canadian Natural Resources Ltd., 6.750%, 02/01/2039	13,226	0.0
30,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	31,674	0.0
3,000		Chevron USA, Inc., 3.250%, 10/15/2029	3,237	0.0
28,000		Chevron USA, Inc., 4.950%, 08/15/2047	35,287	0.0
30,000		Cimarex Energy Co., 3.900%, 05/15/2027	32,685	0.0
60,000	(3)	ConocoPhillips, 2.400%, 02/15/2031	59,280	0.0
26,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	27,441	0.0
20,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	19,984	0.0
30,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	31,658	0.0
55,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	57,123	0.0
16,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	16,419	0.0
10,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	11,185	0.0
200,000		Empresa Nacional del Petroleo, 3.750%, 08/05/2026	210,862	0.1
38,000	(5)	Enbridge, Inc., 5.750%, 07/15/2080	40,755	0.0
5,000		Energy Transfer Operating L.P., 4.900%, 03/15/2035	5,285	0.0
60,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	63,549	0.0
60,000		Energy Transfer Operating L.P., 5.800%, 06/15/2038	68,195	0.0
25,000		Enterprise Products Operating LLC, 3.750%, 02/15/2025	27,424	0.0
50,000	(5)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	47,108	0.0
11,000		EOG Resources, Inc., 4.950%, 04/15/2050	13,452	0.0
10,000		Exxon Mobil Corp., 4.227%, 03/19/2040	11,265	0.0
2,000		Halliburton Co., 3.500%, 08/01/2023	2,120	0.0
2,000		Halliburton Co., 3.800%, 11/15/2025	2,201	0.0
10,000		Halliburton Co., 4.850%, 11/15/2035	11,250	0.0
109,000		Hess Corp., 5.600%, 02/15/2041	125,979	0.1
200,000	(3)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	225,152	0.1
23,000		Marathon Petroleum Corp., 4.700%, 05/01/2025	25,869	0.0
20,000		Marathon Petroleum Corp., 5.125%, 04/01/2024	20,175	0.0
25,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	26,548	0.0
20,000		MPLX L.P., 1.750%, 03/01/2026	20,044	0.0
14,000		MPLX L.P., 2.650%, 08/15/2030	13,736	0.0
9,000		MPLX L.P., 4.700%, 04/15/2048	9,767	0.0
11,000		MPLX L.P., 5.200%, 03/01/2047	12,610	0.0
21,000		MPLX L.P., 5.200%, 12/01/2047	23,867	0.0
25,000		MPLX L.P., 5.500%, 02/15/2049	29,415	0.0
10,000		ONEOK, Inc., 2.200%, 09/15/2025	10,192	0.0
200,000	(3)	Petroleos del Peru SA, 4.750%, 06/19/2032	211,286	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

200,000		Petroleos Mexicanos, 6.500%, 03/13/2027	209,326	0.1
10,000		Phillips 66, 0.900%, 02/15/2024	10,004	0.0
19,000		Pioneer Natural Resources Co., 1.900%, 08/15/2030	17,648	0.0
41,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	40,925	0.0
25,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	27,451	0.0
50,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	54,818	0.0
73,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	71,498	0.0
4,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	4,070	0.0
15,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	16,466	0.0
16,000		Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	18,225	0.0
19,000	(3)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	20,506	0.0
125,000		Shell International Finance BV, 3.250%, 05/11/2025	135,142	0.1
25,000		Shell International Finance BV, 4.125%, 05/11/2035	28,471	0.0
9,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	9,754	0.0
30,000		Total Capital International SA, 2.986%, 06/29/2041	28,832	0.0
33,000		Total Capital International SA, 3.127%, 05/29/2050	31,154	0.0
9,000		Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	9,471	0.0
16,000		Valero Energy Corp., 2.850%, 04/15/2025	16,740	0.0
30,000		Williams Cos, Inc./The, 4.000%, 09/15/2025	32,927	0.0
18,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	20,687	0.0
19,000		Williams Cos, Inc./The, 5.400%, 03/04/2044	22,112	0.0
23,000		Williams Partners L.P., 3.600%, 03/15/2022	23,560	0.0
21,000		Williams Partners L.P., 3.750%, 06/15/2027	22,910	0.0
			2,708,296	0.7

		Financial: 2.5%
43,000		Alexandria Real Estate Equities, Inc., 2.000%, 05/18/2032	39,985	0.0
20,000		Alexandria Real Estate Equities, Inc., 3.000%, 05/18/2051	18,243	0.0
13,000		American International Group, Inc., 3.875%, 01/15/2035	14,166	0.0
29,000		American International Group, Inc., 3.900%, 04/01/2026	32,045	0.0
10,000		American International Group, Inc., 4.375%, 01/15/2055	11,190	0.0
33,000		American International Group, Inc., 4.500%, 07/16/2044	37,446	0.0
2,000		American International Group, Inc., 4.750%, 04/01/2048	2,386	0.0
17,000		American International Group, Inc., 4.800%, 07/10/2045	20,151	0.0
20,000		Assurant, Inc., 3.700%, 02/22/2030	21,304	0.0
37,000	(3)	Athene Global Funding, 2.550%, 11/19/2030	35,748	0.0
40,000	(3)	Athene Global Funding, 2.800%, 05/26/2023	41,744	0.0
25,000	(3)	Athene Global Funding, 2.950%, 11/12/2026	26,289	0.0
8,000	(3)	Aviation Capital Group LLC, 3.875%, 05/01/2023	8,355	0.0
6,000	(3)	Aviation Capital Group LLC, 4.375%, 01/30/2024	6,384	0.0
36,000	(3)	Aviation Capital Group LLC, 5.500%, 12/15/2024	40,286	0.0
14,000	(3)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	13,397	0.0
41,000	(3)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	38,566	0.0
9,000	(3)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	8,977	0.0
200,000		Banco Santander SA, 2.746%, 05/28/2025	209,171	0.1
63,000	(5)	Bank of America Corp., 0.981%, 09/25/2025	62,879	0.0
36,000	(5)	Bank of America Corp., 1.197%, 10/24/2026	35,549	0.0
175,000	(5)	Bank of America Corp., 1.898%, 07/23/2031	164,523	0.1
26,000	(5)	Bank of America Corp., 1.922%, 10/24/2031	24,489	0.0
105,000	(5)	Bank of America Corp., 2.496%, 02/13/2031	104,157	0.0
8,000	(5)	Bank of America Corp., 2.592%, 04/29/2031	7,993	0.0
53,000	(5)	Bank of America Corp., 2.676%, 06/19/2041	49,728	0.0
60,000	(5)	Bank of America Corp., 3.593%, 07/21/2028	65,155	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

20,000		Bank of America Corp., 3.950%, 04/21/2025	21,946	0.0
18,000	(5)	Bank of America Corp., 3.970%, 03/05/2029	19,858	0.0
40,000	(5)	Bank of America Corp., 4.078%, 04/23/2040	44,358	0.0
13,000	(5)	Bank of America Corp., 4.083%, 03/20/2051	14,459	0.0
79,000		Bank of America Corp., 4.125%, 01/22/2024	86,393	0.0
103,000		Bank of America Corp., 4.183%, 11/25/2027	114,630	0.0
75,000	(5)	Bank of America Corp., 4.271%, 07/23/2029	84,377	0.0
50,000	(5)	Bank of Montreal, 3.803%, 12/15/2032	54,988	0.0
25,000		Bank of Nova Scotia/The, 2.200%, 02/03/2025	25,944	0.0
21,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	22,270	0.0
34,000	(5)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	36,231	0.0
80,000	(3)	Barclays Bank PLC, 10.179%, 06/12/2021	81,377	0.0
200,000	(5)	Barclays PLC, 1.007%, 12/10/2024	199,915	0.1
17,000		Berkshire Hathaway Finance Corp., 1.450%, 10/15/2030	15,887	0.0
11,000		Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	10,158	0.0
65,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	75,441	0.0
200,000	(3),(5)	BNP Paribas SA, 1.323%, 01/13/2027	195,733	0.1
200,000	(3),(5)	BNP Paribas SA, 2.219%, 06/09/2026	205,206	0.1
22,000		Boston Properties L.P., 3.250%, 01/30/2031	22,803	0.0
250,000	(3),(5)	BPCE SA, 2.277%, 01/20/2032	242,031	0.1
206,000	(3)	BPCE SA, 5.700%, 10/22/2023	230,311	0.1
14,000		Brookfield Finance LLC, 3.450%, 04/15/2050	13,287	0.0
14,000		Brookfield Finance, Inc., 4.350%, 04/15/2030	15,829	0.0
35,000		Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	36,329	0.0
15,000		Capital One Financial Corp., 3.650%, 05/11/2027	16,427	0.0
22,000		Capital One Financial Corp., 3.750%, 03/09/2027	24,170	0.0
40,000		CBRE Services, Inc., 2.500%, 04/01/2031	38,852	0.0
30,000		Charles Schwab Corp./The, 1.650%, 03/11/2031	28,048	0.0
16,000		Charles Schwab Corp./The, 2.000%, 03/20/2028	16,081	0.0
20,000	(5)	Charles Schwab Corp./The, 5.375%, 12/31/2199	22,143	0.0
20,000	(5)	Citigroup, Inc., 1.678%, 05/15/2024	20,418	0.0
15,000	(5)	Citigroup, Inc., 2.572%, 06/03/2031	15,000	0.0
45,000		Citigroup, Inc., 5.500%, 09/13/2025	52,210	0.0
9,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	9,327	0.0
5,000		Columbia Property Trust Operating Partnership L.P., 4.150%, 04/01/2025	5,270	0.0
260,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	288,110	0.1
250,000	(3),(5)	Credit Suisse Group AG, 2.193%, 06/05/2026	254,317	0.1
14,000		Crown Castle International Corp., 1.050%, 07/15/2026	13,562	0.0
23,000		Crown Castle International Corp., 2.900%, 04/01/2041	21,191	0.0
200,000	(3),(5)	Danske Bank A/S, 1.621%, 09/11/2026	198,006	0.1
12,000	(3)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	11,606	0.0
17,000		ERP Operating L.P., 2.500%, 02/15/2030	17,073	0.0
50,000		Essex Portfolio L.P., 3.250%, 05/01/2023	52,353	0.0
200,000	(3)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	205,766	0.1
18,000		Franklin Resources, Inc., 1.600%, 10/30/2030	16,673	0.0
18,000	(3)	GE Capital Funding LLC, 4.400%, 05/15/2030	20,394	0.0
40,000	(5)	Goldman Sachs Group, Inc./The, 1.431%, 03/09/2027	39,661	0.0
35,000		Goldman Sachs Group, Inc., 4.250%, 10/21/2025	39,091	0.0
46,000		Goldman Sachs Group, Inc., 5.150%, 05/22/2045	57,671	0.0
17,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	24,071	0.0
32,000	(3)	Guardian Life Global Funding, 1.250%, 11/19/2027	30,941	0.0
16,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	20,924	0.0
200,000	(5)	HSBC Holdings PLC, 2.099%, 06/04/2026	203,577	0.1
200,000	(5)	HSBC Holdings PLC, 2.633%, 11/07/2025	209,129	0.1
200,000	(5)	HSBC Holdings PLC, 3.262%, 03/13/2023	205,052	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

24,000		Intercontinental Exchange, Inc., 2.650%, 09/15/2040	22,111	0.0
23,000		Intercontinental Exchange, Inc., 3.000%, 06/15/2050	21,114	0.0
27,000	(5)	JPMorgan Chase & Co., 1.040%, 02/04/2027	26,346	0.0
90,000	(5)	JPMorgan Chase & Co., 1.953%, 02/04/2032	85,374	0.0
81,000	(5)	JPMorgan Chase & Co., 2.182%, 06/01/2028	81,938	0.0
276,000	(5)	JPMorgan Chase & Co., 2.522%, 04/22/2031	275,640	0.1
56,000	(5)	JPMorgan Chase & Co., 2.525%, 11/19/2041	51,410	0.0
70,000	(5)	JPMorgan Chase & Co., 3.797%, 07/23/2024	74,947	0.0
15,000	(5)	JPMorgan Chase & Co., 4.493%, 03/24/2031	17,302	0.0
58,000		Kimco Realty Corp., 3.700%, 10/01/2049	58,353	0.0
21,000		Kite Realty Group L.P., 4.000%, 10/01/2026	22,024	0.0
4,000	(3)	Liberty Mutual Group, Inc., 3.951%, 10/15/2050	4,141	0.0
200,000	(3)	LSEGA Financing PLC, 3.200%, 04/06/2041	198,802	0.1
44,000		Main Street Capital Corp., 3.000%, 07/14/2026	43,788	0.0
30,000		Main Street Capital Corp., 5.200%, 05/01/2024	32,317	0.0
200,000		Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	208,750	0.1
200,000	(5)	Mizuho Financial Group, Inc., 2.226%, 05/25/2026	205,883	0.1
65,000	(5)	Morgan Stanley, 1.794%, 02/13/2032	60,723	0.0
34,000	(5)	Morgan Stanley, 2.188%, 04/28/2026	35,150	0.0
32,000	(5)	Morgan Stanley, 2.802%, 01/25/2052	29,513	0.0
215,000	(5)	Morgan Stanley, 3.622%, 04/01/2031	233,705	0.1
112,000		Morgan Stanley, 3.875%, 01/27/2026	124,620	0.0
100,000		Morgan Stanley, 4.000%, 07/23/2025	111,042	0.0
40,000	(5)	Morgan Stanley, 4.457%, 04/22/2039	46,910	0.0
30,000		Nasdaq, Inc., 2.500%, 12/21/2040	26,403	0.0
250,000	(3),(5)	National Australia Bank Ltd., 3.933%, 08/02/2034	265,105	0.1
200,000	(5)	Natwest Group PLC, 3.073%, 05/22/2028	208,398	0.1
55,000	(3)	New York Life Global Funding, 2.875%, 04/10/2024	58,640	0.0
25,000		Northern Trust Corp., 1.950%, 05/01/2030	24,418	0.0
28,000	(3)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	28,316	0.0
150,000		ORIX Corp., 3.250%, 12/04/2024	162,162	0.1
58,000		Owl Rock Capital Corp., 4.250%, 01/15/2026	60,906	0.0
38,000	(3)	Owl Rock Technology Finance Corp., 4.750%, 12/15/2025	40,726	0.0
23,000		Piedmont Operating Partnership L.P., 3.150%, 08/15/2030	22,434	0.0
30,000		Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	32,395	0.0
15,000		Prologis L.P., 3.000%, 04/15/2050	14,419	0.0
39,000		Public Storage, 0.875%, 02/15/2026	38,174	0.0
23,000		Regency Centers L.P., 2.950%, 09/15/2029	23,412	0.0
25,000		Regency Centers L.P., 3.700%, 06/15/2030	26,780	0.0
20,000		Retail Properties of America, Inc., 4.750%, 09/15/2030	21,208	0.0
70,000		Royal Bank of Canada, 0.854%, (US0003M + 0.660%), 10/05/2023	70,854	0.0
40,000	(3)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	43,239	0.0
27,000		Simon Property Group L.P., 1.750%, 02/01/2028	26,225	0.0
200,000	(3),(5)	Standard Chartered PLC, 1.456%, 01/14/2027	195,447	0.1
200,000	(3),(5)	Standard Chartered PLC, 3.265%, 02/18/2036	194,492	0.1
21,000	(5)	State Street Corp., 3.031%, 11/01/2034	21,704	0.0
34,000		Sumitomo Mitsui Financial Group, Inc., 2.142%, 09/23/2030	31,914	0.0
8,000		Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	8,554	0.0
25,000	(3)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	24,370	0.0
8,000		Travelers Cos, Inc./The, 4.000%, 05/30/2047	9,128	0.0
35,000	(5)	Truist Financial Corp., 1.267%, 03/02/2027	34,599	0.0
25,000	(5)	Truist Financial Corp., 5.100%, 12/31/2199	27,320	0.0
7,000		Ventas Realty L.P., 5.700%, 09/30/2043	8,678	0.0
45,000		VEREIT Operating Partnership L.P., 2.200%, 06/15/2028	44,217	0.0
66,000	(5)	Wells Fargo & Co., 1.654%, 06/02/2024	67,443	0.0
36,000	(5)	Wells Fargo & Co., 2.393%, 06/02/2028	36,917	0.0
35,000	(5)	Wells Fargo & Co., 2.406%, 10/30/2025	36,577	0.0
21,000	(5)	Wells Fargo & Co., 3.068%, 04/30/2041	20,637	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

120,000		Wells Fargo & Co., 3.750%, 01/24/2024	129,815	0.1
28,000		Wells Fargo & Co., 4.750%, 12/07/2046	33,126	0.0
15,000		Westpac Banking Corp., 2.350%, 02/19/2025	15,714	0.0
33,000		Westpac Banking Corp., 2.963%, 11/16/2040	30,744	0.0
20,000		WP Carey, Inc., 2.400%, 02/01/2031	19,178	0.0
71,000		XLIT Ltd., 4.450%, 03/31/2025	79,230	0.0
22,000		XLIT Ltd., 5.500%, 03/31/2045	28,101	0.0
			9,551,203	2.5

		Industrial: 0.3%
40,000		Agilent Technologies, Inc., 2.300%, 03/12/2031	39,001	0.0
27,000	(3)	Berry Global, Inc., 0.950%, 02/15/2024	26,890	0.0
22,000		Boeing Co/The, 3.250%, 02/01/2028	22,776	0.0
11,000		Boeing Co/The, 3.625%, 02/01/2031	11,522	0.0
9,000		Boeing Co/The, 3.850%, 11/01/2048	8,714	0.0
35,000		Boeing Co/The, 4.875%, 05/01/2025	38,999	0.0
27,000		Boeing Co/The, 5.805%, 05/01/2050	34,071	0.0
45,000		Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	49,175	0.0
38,000		Carrier Global Corp., 2.722%, 02/15/2030	38,389	0.0
37,000	(3)	CCL Industries, Inc., 3.050%, 06/01/2030	37,549	0.0
51,000		FedEx Corp., 3.900%, 02/01/2035	55,724	0.0
20,000		GATX Corp., 4.000%, 06/30/2030	22,068	0.0
27,000		General Dynamics Corp., 4.250%, 04/01/2040	31,846	0.0
14,000		General Electric Co., 3.625%, 05/01/2030	15,090	0.0
42,000		Norfolk Southern Corp., 3.650%, 08/01/2025	46,001	0.0
7,000		Northrop Grumman Corp., 2.930%, 01/15/2025	7,453	0.0
24,000	(3)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	23,596	0.0
59,000		PerkinElmer, Inc., 3.300%, 09/15/2029	62,346	0.1
56,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	59,872	0.1
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	2,141	0.0
4,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	4,640	0.0
51,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	60,948	0.1
5,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	6,334	0.0
22,000		Republic Services, Inc., 1.450%, 02/15/2031	20,131	0.0
20,000		Republic Services, Inc., 1.750%, 02/15/2032	18,570	0.0
17,000		Roper Technologies, Inc., 1.400%, 09/15/2027	16,440	0.0
59,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	58,631	0.0
23,000		Teledyne Technologies, Inc., 2.250%, 04/01/2028	22,904	0.0
41,000		United Parcel Service, Inc., 2.800%, 11/15/2024	43,859	0.0
17,000		Waste Management, Inc., 1.500%, 03/15/2031	15,738	0.0
25,000		WRKCo, Inc., 3.000%, 06/15/2033	25,380	0.0
			926,798	0.3

		Industrials: 0.0%
6,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	8,149	0.0

		Technology: 0.3%
10,000		Analog Devices, Inc., 3.500%, 12/05/2026	10,953	0.0
39,000		Apple, Inc., 1.650%, 02/08/2031	37,220	0.0
4,000		Apple, Inc., 2.550%, 08/20/2060	3,450	0.0
35,000		Apple, Inc., 2.650%, 05/11/2050	31,885	0.0
65,000		Apple, Inc., 2.650%, 02/08/2051	59,515	0.0
61,000		Apple, Inc., 2.800%, 02/08/2061	54,910	0.0
100,000		Apple, Inc., 3.750%, 09/12/2047	110,986	0.1
35,000		Apple, Inc., 3.750%, 11/13/2047	38,463	0.0
20,000		Citrix Systems, Inc., 1.250%, 03/01/2026	19,676	0.0
25,000	(3)	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	29,622	0.0
19,000		Fidelity National Information Services, Inc., 2.250%, 03/01/2031	18,684	0.0
20,000		Fiserv, Inc., 2.750%, 07/01/2024	21,144	0.0
45,000		HP, Inc., 4.050%, 09/15/2022	47,240	0.0
15,000	(3)	Infor, Inc., 1.450%, 07/15/2023	15,195	0.0
15,000		Intel Corp., 3.100%, 02/15/2060	14,229	0.0
30,000		Intel Corp., 3.250%, 11/15/2049	30,227	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

75,000		Intel Corp., 4.600%, 03/25/2040	90,749	0.0
20,000		Intel Corp., 4.950%, 03/25/2060	25,765	0.0
100,000		International Business Machines Corp., 3.300%, 05/15/2026	109,023	0.1
37,000	(3)	Microchip Technology, Inc., 2.670%, 09/01/2023	38,555	0.0
50,000		Microsoft Corp., 2.400%, 08/08/2026	52,901	0.0
41,000	(2)	Microsoft Corp., 2.525%, 06/01/2050	37,408	0.0
93,000		Microsoft Corp., 2.921%, 03/17/2052	91,888	0.1
17,000		NetApp, Inc., 1.875%, 06/22/2025	17,367	0.0
31,000	(3)	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	36,227	0.0
20,000	(3)	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	21,151	0.0
40,000		Oracle Corp., 3.650%, 03/25/2041	40,534	0.0
6,000		Oracle Corp., 3.850%, 07/15/2036	6,392	0.0
20,000		Oracle Corp., 3.950%, 03/25/2051	20,653	0.0
			1,132,012	0.3

		Utilities: 0.8%
52,000		AEP Texas, Inc., 3.450%, 01/15/2050	50,960	0.0
21,000	(3)	AES Corp./The, 1.375%, 01/15/2026	20,486	0.0
16,000	(3)	AES Corp./The, 3.950%, 07/15/2030	17,135	0.0
20,000		Alabama Power Co., 3.450%, 10/01/2049	20,466	0.0
74,000	(3)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	78,887	0.1
50,000	(3)	American Transmission Systems, Inc., 5.000%, 09/01/2044	57,862	0.0
50,000	(3)	American Transmission Systems, Inc., 5.250%, 01/15/2022	51,576	0.0
23,000		Appalachian Power Co., 2.700%, 04/01/2031	22,989	0.0
14,000		Appalachian Power Co., 3.700%, 05/01/2050	14,217	0.0
55,000		Avangrid, Inc., 3.200%, 04/15/2025	58,940	0.0
20,000		Baltimore Gas and Electric Co., 3.200%, 09/15/2049	19,492	0.0
26,000	(2)	Berkshire Hathaway Energy Co., 1.650%, 05/15/2031	24,204	0.0
25,000		Black Hills Corp., 2.500%, 06/15/2030	24,611	0.0
15,000		Black Hills Corp., 3.050%, 10/15/2029	15,500	0.0
40,000		Black Hills Corp., 4.250%, 11/30/2023	43,422	0.0
8,000		Black Hills Corp., 4.350%, 05/01/2033	8,933	0.0
10,000		CenterPoint Energy Houston Electric LLC, 2.900%, 07/01/2050	9,384	0.0
25,000		CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	26,329	0.0
39,000	(3)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	39,928	0.0
26,000	(5)	CMS Energy Corp., 3.750%, 12/01/2050	25,772	0.0
53,000	(5)	CMS Energy Corp., 4.750%, 06/01/2050	57,372	0.0
13,000		Commonwealth Edison Co., 3.750%, 08/15/2047	14,034	0.0
34,000		Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	35,698	0.0
13,000		Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	15,917	0.0
53,000		Consumers Energy Co., 2.500%, 05/01/2060	44,162	0.0
35,000	(5)	Dominion Energy, Inc., 4.650%, 12/31/2199	36,935	0.0
12,000		DTE Electric Co., 1.900%, 04/01/2028	11,981	0.0
51,000		DTE Electric Co., 2.950%, 03/01/2050	48,516	0.0
12,000		DTE Electric Co., 3.250%, 04/01/2051	12,000	0.0
47,000		DTE Energy Co., 1.050%, 06/01/2025	46,425	0.0
12,000		Duke Energy Carolinas LLC, 2.550%, 04/15/2031	12,094	0.0
12,000		Duke Energy Carolinas LLC, 3.450%, 04/15/2051	12,291	0.0
15,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	16,601	0.0
15,000	(5)	Duke Energy Corp., 4.875%, 12/31/2199	15,885	0.0
195,000		Duke Energy Indiana LLC, 2.750%, 04/01/2050	175,547	0.1
25,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	24,717	0.0
13,000		Duke Energy Ohio, Inc., 2.125%, 06/01/2030	12,662	0.0
59,000		Duke Energy Progress LLC, 3.700%, 10/15/2046	62,299	0.1
45,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	50,668	0.0
5,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	5,671	0.0
17,000	(3)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	16,328	0.0
24,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	21,152	0.0
32,000		Entergy Corp., 2.400%, 06/15/2031	30,987	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

13,000		Entergy Corp., 2.800%, 06/15/2030	13,111	0.0
9,000		Entergy Louisiana LLC, 4.200%, 04/01/2050	10,184	0.0
73,000		Entergy Mississippi LLC, 3.100%, 07/01/2023	76,634	0.1
19,000		Entergy Mississippi LLC, 3.500%, 06/01/2051	19,305	0.0
33,000		Entergy Texas, Inc., 4.000%, 03/30/2029	36,637	0.0
18,000		Evergy Metro, Inc., 2.250%, 06/01/2030	17,798	0.0
23,000		Eversource Energy, 3.450%, 01/15/2050	22,952	0.0
5,000		Exelon Corp., 4.050%, 04/15/2030	5,576	0.0
10,000		Exelon Corp., 4.700%, 04/15/2050	12,018	0.0
57,000		FirstEnergy Corp., 3.350%, 07/15/2022	57,877	0.0
25,000		Georgia Power Co., 2.200%, 09/15/2024	26,094	0.0
33,000		Georgia Power Co., 5.750%, 04/15/2023	36,017	0.0
20,000		Interstate Power and Light Co., 2.300%, 06/01/2030	19,768	0.0
80,000		Interstate Power and Light Co., 3.250%, 12/01/2024	86,430	0.1
12,000	(3)	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	13,121	0.0
50,000	(3)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	54,708	0.0
50,000	(3)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	54,420	0.0
25,000		Kentucky Utilities Co., 3.300%, 06/01/2050	24,394	0.0
12,000	(3)	Metropolitan Edison Co., 4.000%, 04/15/2025	12,705	0.0
30,000		Mississippi Power Co., 4.250%, 03/15/2042	33,184	0.0
15,000	(3)	Narragansett Electric Co/The, 3.395%, 04/09/2030	15,985	0.0
44,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	43,717	0.0
43,000	(5)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	44,159	0.0
29,000		NiSource, Inc., 3.600%, 05/01/2030	31,480	0.0
20,000		NiSource, Inc., 5.950%, 06/15/2041	26,026	0.0
20,000	(3)	Oglethorpe Power Corp., 3.750%, 08/01/2050	19,509	0.0
59,000		ONE Gas, Inc., 1.100%, 03/11/2024	59,026	0.1
13,000		Pacific Gas and Electric Co., 4.250%, 03/15/2046	12,491	0.0
28,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	27,335	0.0
17,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	16,834	0.0
10,000		PECO Energy Co., 4.150%, 10/01/2044	11,330	0.0
200,000	(2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	215,283	0.1
15,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	14,622	0.0
17,000		Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	15,690	0.0
50,000		Sempra Energy, 3.800%, 02/01/2038	53,876	0.0
24,000	(5)	Sempra Energy, 4.875%, 12/31/2199	25,740	0.0
68,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	71,814	0.1
41,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	41,476	0.0
5,000		Southern California Edison Co., 2.400%, 02/01/2022	5,067	0.0
6,000		Southern California Edison Co., 4.050%, 03/15/2042	6,245	0.0
40,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	52,989	0.0
35,000	(5)	Southern Co/The, 4.000%, 01/15/2051	37,021	0.0
36,000		Southwestern Electric Power Co., 1.650%, 03/15/2026	36,143	0.0
25,000		Tucson Electric Power Co., 1.500%, 08/01/2030	23,184	0.0
17,000		Union Electric Co., 3.900%, 09/15/2042	18,492	0.0
28,000		Virginia Electric and Power Co., 3.450%, 09/01/2022	28,974	0.0
36,000		Washington Gas Light Co., 3.650%, 09/15/2049	38,127	0.0
31,000		WEC Energy Group, Inc., 1.375%, 10/15/2027	29,985	0.0
26,000		Wisconsin Public Service Corp., 3.671%, 12/01/2042	27,484	0.0
		3,094,072		0.8

	Total Corporate Bonds/Notes
	(Cost $24,622,535)		24,968,990	6.6

COLLATERALIZED MORTGAGE OBLIGATIONS: 2.9%
82,618		Alternative Loan Trust 2004-J7 MI, 1.129%, (US0001M + 1.020%), 10/25/2034	80,974	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

62,997		Alternative Loan Trust 2005-10CB 1A1, 0.609%, (US0001M + 0.500%), 05/25/2035	51,668	0.0
51,069		Alternative Loan Trust 2005-51 3A2A, 1.549%, (12MTA + 1.290%), 11/20/2035	48,236	0.0
50,739		Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	46,332	0.0
103,000		Alternative Loan Trust 2005-J2 1A12, 0.509%, (US0001M + 0.400%), 04/25/2035	86,240	0.0
17,102		Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	11,598	0.0
95,856		Alternative Loan Trust 2006-19CB A12, 0.509%, (US0001M + 0.400%), 08/25/2036	51,869	0.0
71,539		Alternative Loan Trust 2006-HY11 A1, 0.349%, (US0001M + 0.120%), 06/25/2036	71,839	0.0
27,146		Alternative Loan Trust 2007-23CB A3, 0.609%, (US0001M + 0.500%), 09/25/2037	12,072	0.0
129,819		Alternative Loan Trust 2007-2CB 2A1, 0.709%, (US0001M + 0.600%), 03/25/2037	66,500	0.0
32,823	(5)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.986%, 09/25/2035	30,877	0.0
54,130		Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 0.299%, (US0001M + 0.190%), 01/25/2037	50,899	0.0
68,101	(5)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.825%, 03/25/2036	60,762	0.0
40,983	(5)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.313%, 09/25/2037	40,574	0.0
464,178		Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	502,739	0.1
412,160		Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	478,953	0.1
94,931		Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 4.109%, (US0001M + 4.000%), 05/25/2025	96,464	0.0
74,387		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 3.759%, (US0001M + 3.650%), 09/25/2029	76,686	0.0
180,111		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.109%, (US0001M + 3.000%), 10/25/2029	184,870	0.1
171,155		Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 2.959%, (US0001M + 2.850%), 11/25/2029	173,991	0.1
61,559		Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 2.909%, (US0001M + 2.800%), 02/25/2030	62,172	0.0
167,779		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 2.109%, (US0001M + 2.000%), 03/25/2031	167,694	0.1
86,926	(3)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 2.409%, (US0001M + 2.300%), 08/25/2031	87,359	0.0
200,000	(3)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 2.159%, (US0001M + 2.050%), 01/25/2040	200,603	0.1
227,836		Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	255,457	0.1
209,715	(5)	Fannie Mae REMIC Trust 2009-50 HZ, 5.541%, 02/25/2049	237,612	0.1
145,009		Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	152,596	0.1
170,540		Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	188,670	0.1
331,726		Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	360,586	0.1
86,732		Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	97,705	0.0
289,951		Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	299,109	0.1
94,506		Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	100,215	0.0
93,108	(3),(5)	Flagstar Mortgage Trust 2018-1 B2, 4.003%, 03/25/2048	97,205	0.0
93,108	(3),(5)	Flagstar Mortgage Trust 2018-1 B3, 4.003%, 03/25/2048	96,233	0.0
382,942	(3),(5)	Flagstar Mortgage Trust 2020-2 A4, 3.000%, 12/25/2049	382,177	0.1
248,274		Freddie Mac 4634 ZM, 5.000%, 11/15/2056	311,904	0.1
71,160		Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	80,057	0.0
59,797		Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	68,877	0.0
15,089		Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	17,695	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

42,777		Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	48,633	0.0
135,925		Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	155,945	0.1
53,570		Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	62,219	0.0
48,937	(5),(6)	Freddie Mac REMIC Trust 3524 LA, 5.359%, 03/15/2033	54,528	0.0
51,704		Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	58,707	0.0
9,763		Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	10,916	0.0
247,048		Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	265,324	0.1
534,519		Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	597,731	0.2
534,519		Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	598,522	0.2
294,229		Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	308,229	0.1
10,354		Freddie Mac REMICS 4678 AB, 4.000%, 06/15/2044	10,577	0.0
16,385		Freddie Mac REMICS 4791 MT, 3.500%, 05/15/2044	16,380	0.0
250,000	(3)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.017%, (SOFR30A + 2.000%), 12/25/2050	250,296	0.1
200,000	(3)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 3.209%, (US0001M + 3.100%), 03/25/2050	203,447	0.1
190,746	(3)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.709%, (US0001M + 3.600%), 07/25/2050	193,276	0.1
0		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 5.659%, (US0001M + 5.550%), 07/25/2028	0	–
144,715		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 2.459%, (US0001M + 2.350%), 04/25/2030	147,187	0.1
78,303		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 2.409%, (US0001M + 2.300%), 09/25/2030	78,657	0.0
462,685		Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	473,939	0.1
44,623		Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	50,454	0.0
323,980		Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	354,302	0.1
14,918		Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	16,475	0.0
49,286	(3),(5)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ2 A4, 3.500%, 07/25/2050	49,820	0.0
139,262	(3),(5)	GS Mortgage-Backed Securities Corp. Trust 2020-PJ4 A4, 3.000%, 01/25/2051	141,216	0.1
38,304		HomeBanc Mortgage Trust 2004-1 2A, 0.969%, (US0001M + 0.860%), 08/25/2029	37,739	0.0
36,448		IndyMac INDX Mortgage Loan Trust 2006-AR2 1A1B, 0.529%, (US0001M + 0.420%), 04/25/2046	34,664	0.0
400,000	(3),(5)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	411,531	0.1
37,856		Lehman XS Trust Series 2005-5N 1A2, 0.469%, (US0001M + 0.360%), 11/25/2035	35,626	0.0
100,000	(3)	Mello Warehouse Securitization Trust 2021-1 C, 1.209%, (US0001M + 1.100%), 02/25/2055	100,086	0.0
48,841		Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	37,274	0.0
11,637		Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	10,813	0.0
24,095	(5)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.499%, 10/25/2036	23,480	0.0
59,864		WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 1.129%, (US0001M + 0.510%), 08/25/2045	59,867	0.0
31,332		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 1.089%, (US0001M + 0.490%), 10/25/2045	31,107	0.0
28,410	(5)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 3.112%, 08/25/2046	28,296	0.0
137,619	(5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.205%, 12/25/2036	135,451	0.0
35,884	(5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY4 1A1, 3.129%, 04/25/2037	33,705	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

73,021	(5)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.086%, 07/25/2037	72,368	0.0
157,719		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.219%, (12MTA + 0.960%), 08/25/2046	107,380	0.0
16,701		Wells Fargo Alternative Loan 2007-PA2 2A1, 0.539%, (US0001M + 0.430%), 06/25/2037	13,271	0.0
15,092	(5)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.909%, 04/25/2036	14,805	0.0
23,049	(5)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.897%, 12/28/2037	22,163	0.0
100,000	(3),(5)	Wells Fargo Mortgage Backed Securities 2020-2 A5 Trust, 3.000%, 12/25/2049	100,158	0.0

	Total Collateralized Mortgage Obligations
	(Cost $10,635,653)		10,944,633	2.9

U.S. TREASURY OBLIGATIONS: 3.4%
		U.S. Treasury Bonds: 0.5%
1,000		1.250%,05/15/2050	755	0.0
22,000		1.375%,11/15/2040	18,721	0.0
1,067,200	(2)	1.625%,11/15/2050	889,611	0.2
1,020,000	(2)	1.875%,02/15/2041	950,034	0.3
			1,859,121	0.5

		U.S. Treasury Notes: 2.9%
740,800		0.125%,03/31/2023	740,337	0.2
1,000		0.125%,10/15/2023	997	0.0
2,211,800		0.250%,03/15/2024	2,206,011	0.6
367,000		0.750%,03/31/2026	363,832	0.1
1,464,000	(2)	1.125%,02/15/2031	1,383,366	0.3
3,303,000		1.250%,03/31/2028	3,269,196	0.9
2,973,500		1.750%,03/31/2022	3,023,281	0.8
			10,987,020	2.9

	Total U.S. Treasury Obligations
	(Cost $12,963,000)		12,846,141	3.4

U.S. GOVERNMENT AGENCY OBLIGATIONS: 2.2%
		Federal Home Loan Mortgage Corporation: 0.2%(7)
7,188		2.500%,05/01/2030	7,531	0.0
11,213		2.500%,05/01/2030	11,766	0.0
14,099		2.500%,06/01/2030	14,794	0.0
24,559		3.000%,03/01/2045	26,063	0.0
19,942		3.000%,03/01/2045	21,074	0.0
27,671		3.000%,04/01/2045	29,339	0.0
44,499		3.500%,03/01/2045	47,978	0.0
131,365		4.000%,12/01/2041	144,852	0.1
36,154		4.000%,12/01/2042	40,063	0.0
6,906		4.000%,09/01/2045	7,544	0.0
11,874		4.000%,09/01/2045	13,019	0.0
7,916		4.000%,09/01/2045	8,634	0.0
7,140		4.000%,09/01/2045	7,899	0.0
92,043		4.500%,08/01/2041	104,274	0.0
331,315		4.500%,09/01/2041	373,859	0.1
3,106		5.500%,07/01/2037	3,594	0.0
2,322		6.500%,12/01/2031	2,662	0.0
			864,945	0.2

		Federal National Mortgage Association: 0.2%(7)
621,804		4.500%,09/01/2047	717,167	0.2

		Government National Mortgage Association: 0.7%
1,011,000	(8)	2.500%,05/01/2050	1,041,212	0.3
290,000	(8)	3.000%,04/21/2050	302,133	0.1
1,021,070		3.000%,07/20/2050	1,064,621	0.3
32,560		4.000%,11/20/2040	36,078	0.0
68,629		4.000%,03/20/2046	75,363	0.0
57,462		4.500%,08/20/2041	64,472	0.0
223,126		4.500%,09/15/2047	248,776	0.0
			2,832,655	0.7

		Uniform Mortgage-Backed Securities: 1.1%
450,000	(8)	2.000%,05/01/2050	448,365	0.1
17,761		2.500%,05/01/2030	18,624	0.0
36,957		2.500%,06/01/2030	38,697	0.0
25,789		2.500%,06/01/2030	27,002	0.0
14,271		2.500%,07/01/2030	14,943	0.0
490,000	(8)	2.500%,05/25/2050	501,810	0.1
48,803		3.000%,09/01/2043	51,662	0.0
219,135		3.000%,04/01/2045	232,453	0.1
145,111		3.000%,07/01/2046	154,075	0.1
983,926		3.000%,04/01/2050	1,026,621	0.3
55,313		3.500%,10/01/2042	59,817	0.0
467,016		3.500%,08/01/2046	505,450	0.2
18,831		4.000%,07/01/2042	20,855	0.0
124,119		4.000%,07/01/2042	137,483	0.1
172,096		4.000%,01/01/2045	191,830	0.1
28,247		4.000%,06/01/2045	30,908	0.0
26,463		4.500%,11/01/2040	29,470	0.0
55,593		4.500%,10/01/2041	62,053	0.0
22,118		5.000%,06/01/2033	25,630	0.0
5,265		5.000%,02/01/2036	6,130	0.0
2,302		5.000%,07/01/2036	2,667	0.0
55,267		5.000%,07/01/2037	62,890	0.0
75,174		5.000%,11/01/2040	87,517	0.0
22,918		5.000%,05/01/2041	26,683	0.0
37,306		5.000%,06/01/2041	42,805	0.0
72,307		5.000%,06/01/2041	83,158	0.0
92,039		5.500%,12/01/2036	107,368	0.0
2,413		7.000%,06/01/2029	2,458	0.0
300		7.000%,10/01/2029	346	0.0
1,283		7.000%,01/01/2032	1,435	0.0
400		7.000%,05/01/2032	405	0.0
			4,001,610	1.1

	Total U.S. Government Agency Obligations
	(Cost $8,230,347)		8,416,377	2.2

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.7%
80,000	(3),(5)	BAMLL Re-REMIC Trust 2016-FRR16 B, 0.393%, 05/27/2021	79,588	0.0
3,000,000	(5),(6)	BANK 2017-BNK8 XB, 0.175%, 11/15/2050	33,966	0.0
988,307	(5),(6)	BANK 2019-BNK16 XA, 0.961%, 02/15/2052	60,888	0.0
3,795,709	(5),(6)	BANK 2019-BNK21 XA, 0.873%, 10/15/2052	228,585	0.1
2,180,000	(3),(5),(6)	BBCCRE Trust 2015-GTP XA, 0.597%, 08/10/2033	56,524	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

4,631,791	(5),(6)	Benchmark 2018-B2 XA Mortgage Trust, 0.414%, 02/15/2051	96,621	0.0
993,002	(5),(6)	Benchmark 2019-B9 XA Mortgage Trust, 1.043%, 03/15/2052	69,380	0.0
188,102	(3)	BX Commercial Mortgage Trust 2019-XL J, 2.756%, (US0001M + 2.650%), 10/15/2036	188,459	0.1
343,000	(3)	BX Commercial Mortgage Trust 2021-IRON E, 2.456%, (US0001M + 2.350%), 02/15/2038	344,489	0.1
60,000	(5)	CCUBS Commercial Mortgage Trust 2017-C1 C, 4.392%, 11/15/2050	64,122	0.0
805,692	(5),(6)	CD 2017-CD4 Mortgage Trust XA, 1.289%, 05/10/2050	45,353	0.0
100,000	(5)	Citigroup Commercial Mortgage Trust 2013-GC17 C, 5.110%, 11/10/2046	102,586	0.0
955,121	(5),(6)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 1.953%, 07/10/2049	75,633	0.0
1,268,258	(5),(6)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.084%, 10/12/2050	64,680	0.0
80,000	(5)	Citigroup Commercial Mortgage Trust 2017-P8 C, 4.267%, 09/15/2050	85,678	0.0
978,221	(5),(6)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 0.902%, 09/15/2050	47,557	0.0
1,466,630	(5),(6)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.593%, 06/10/2051	63,168	0.0
1,116,595	(5),(6)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.058%, 08/10/2056	77,048	0.0
60,000		Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	63,414	0.0
739,718	(5),(6)	COMM 2012-CR4 XA, 1.673%, 10/15/2045	14,977	0.0
2,380,000	(3),(5),(6)	COMM 2012-CR4 XB, 0.601%, 10/15/2045	21,614	0.0
177,000	(5)	Comm 2013-CCRE13 C Mortgage Trust, 4.885%, 11/10/2046	191,657	0.1
20,000	(5)	COMM 2016-COR1 C, 4.368%, 10/10/2049	21,535	0.0
1,489,887	(5),(6)	COMM 2016-CR28 XA, 0.705%, 02/10/2049	39,401	0.0
745,732	(5),(6)	COMM 2017-COR2 XA, 1.161%, 09/10/2050	46,540	0.0
170,000	(5)	CSAIL 2018-CX11 A5 Commercial Mortgage Trust, 4.033%, 04/15/2051	189,170	0.1
110,000	(3),(5)	DBJPM 16-C3 Mortgage Trust, 3.490%, 08/10/2049	87,940	0.0
130,000	(3),(5)	DBWF 2015-LCM D Mortgage Trust, 3.422%, 06/10/2034	117,517	0.0
660,467		Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	123,034	0.1
1,649,386	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.883%, 11/25/2030	118,663	0.1
799,607	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.334%, 07/25/2035	116,475	0.0
1,297,668	(5),(6)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.874%, 10/25/2035	120,565	0.1
848,000	(6)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	76,251	0.0
178,000	(3),(5)	Grace Trust 2020-GRCE E, 2.680%, 12/10/2040	163,806	0.1
100,000	(3)	GS Mortgage Securities Corp. II 2018-RIVR F, 2.206%, (US0001M + 2.100%), 07/15/2035	92,258	0.0
1,134,068	(5),(6)	GS Mortgage Securities Trust 2014-GC22 XA, 0.980%, 06/10/2047	22,443	0.0
1,643,703	(5),(6)	GS Mortgage Securities Trust 2016-GS4 XA, 0.503%, 11/10/2049	39,952	0.0
848,110	(5),(6)	GS Mortgage Securities Trust 2017-GS6 XA, 1.032%, 05/10/2050	46,972	0.0
50,000		GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	56,078	0.0
1,222,744	(5),(6)	GS Mortgage Securities Trust 2019-GC38 XA, 0.960%, 02/10/2052	78,223	0.0
2,060,281	(5),(6)	GS Mortgage Securities Trust 2019-GC42 XA, 0.810%, 09/01/2052	117,312	0.0
90,000		GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	94,835	0.0
1,300,394	(5),(6)	GS Mortgage Securities Trust 2020-GC47 XA, 1.132%, 05/12/2053	119,703	0.1
100,000	(3),(5)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	77,357	0.0
485,580	(5),(6)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.737%, 04/15/2047	8,826	0.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

100,000	(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	98,335	0.0
150,000	(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 B, 5.425%, 08/15/2046	151,229	0.1
40,000	(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	39,333	0.0
290,000	(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.023%, 12/15/2046	299,184	0.1
100,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	103,525	0.0
1,263,744	(5),(6)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.678%, 12/15/2049	33,002	0.0
100,000	(3),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	97,037	0.0
290,630	(3),(5),(6)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.413%, 11/15/2038	958	0.0
1,603,547	(5),(6)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.001%, 12/15/2047	47,278	0.0
62,000		Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	66,998	0.0
3,352,277	(5),(6)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.643%, 11/15/2029	164,446	0.1
75,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	64,678	0.0
60,000		UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 09/15/2052	62,355	0.0
40,000	(3),(5)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.470%, 12/10/2045	28,078	0.0
60,000	(3),(5)	UBS-Barclays Commercial Mortgage Trust 2012-C4 E, 4.470%, 12/10/2045	32,849	0.0
3,085,866	(5),(6)	UBS Commercial Mortgage Trust 2018-C9 XA, 0.882%, 03/15/2051	163,546	0.1
400,000	(3)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	331,018	0.1
1,079,071	(5),(6)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.616%, 08/15/2052	113,848	0.0
1,508,214	(3),(5),(6)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.784%, 08/15/2045	21,948	0.0
500,000	(3),(5)	WFRBS Commercial Mortgage Trust 2014-C23 D, 3.997%, 10/15/2057	500,761	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $6,456,548)		6,471,249	1.7

ASSET-BACKED SECURITIES: 3.5%
		Automobile Asset-Backed Securities: 0.3%
100,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	105,686	0.1
100,000		Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	105,996	0.1
100,000		AmeriCredit Automobile Receivables Trust 2020-3 A3, 0.530%, 06/18/2025	100,271	0.0
100,000		Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	105,525	0.0
150,000		Santander Drive Auto Receivables Trust 2018-4 D, 3.980%, 12/15/2025	155,731	0.1
100,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	101,863	0.0
100,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	103,219	0.0
100,000		Santander Drive Auto Receivables Trust 2020-1 B, 3.030%, 11/15/2024	102,956	0.0
100,000	(3)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	101,133	0.0
100,000	(3)	Toyota Auto Loan Extended Note Trust 2020-1A A, 1.350%, 05/25/2033	101,547	0.0
			1,083,927	0.3

		Home Equity Asset-Backed Securities: 0.1%
233,892	(5)	GSAA Home Equity Trust 2006-4 4A3, 3.067%, 03/25/2036	187,629	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

134,658	(5)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	146,048	0.0
			333,677	0.1

		Other Asset-Backed Securities: 2.8%
250,000	(3)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.137%, (US0003M + 1.950%), 04/14/2029	247,588	0.0
83,373	(3)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	84,222	0.0
400,000		ARES XLIV CLO Ltd. 2017-44A A2R, 1.494%, (US0003M + 1.300%), 04/15/2034	400,000	0.1
300,000	(3)	ARES XLVI CLO Ltd. 2017-46A A2, 1.471%, (US0003M + 1.230%), 01/15/2030	299,435	0.1
250,000	(3)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 2.344%, (US0003M + 2.150%), 01/20/2032	248,731	0.1
250,000	(3)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.424%, (US0003M + 1.200%), 01/20/2031	249,408	0.1
250,000	(3)	BlueMountain CLO Ltd. 2021-28A C, 2.113%, (US0003M + 2.000%), 04/15/2034	248,773	0.1
100,000	(3)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	104,851	0.0
250,000	(3)	Carlyle US Clo 2017-2A CR Ltd., 1.594%, (US0003M + 1.400%), 07/20/2031	250,000	0.1
16,450		Chase Funding Trust Series 2003-5 2A2, 0.709%, (US0001M + 0.600%), 07/25/2033	15,913	0.0
250,000	(3)	CIFC Funding 2021-IA A1 Ltd., 1.246%, (US0003M + 1.110%), 04/25/2033	250,026	0.1
250,000	(3)	Clear Creek CLO 2015-1A CR, 2.174%, (US0003M + 1.950%), 10/20/2030	249,858	0.1
94,000	(3)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	93,956	0.0
100,000		CNH Equipment Trust 2020-A A4, 1.510%, 04/15/2027	102,214	0.0
250,000	(3)	Deer Creek Clo Ltd. 2017-1A A, 1.404%, (US0003M + 1.180%), 10/20/2030	250,040	0.1
97,750	(3)	Domino's Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	105,585	0.0
98,000	(3)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	103,697	0.0
250,000	(3)	Dryden Senior Loan Fund 2017-47A A2, 1.591%, (US0003M + 1.350%), 04/15/2028	250,013	0.1
250,000	(3)	Eaton Vance Clo 2015-1A A2R Ltd., 1.474%, (US0003M + 1.250%), 01/20/2030	249,763	0.1
99,250	(3)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	103,678	0.0
22,752	(3)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	23,858	0.0
254,370	(3)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	274,365	0.1
250,000	(3)	Jay Park CLO Ltd. 2016-1A BR, 2.224%, (US0003M + 2.000%), 10/20/2027	250,057	0.1
250,000	(3)	LCM XXIV Ltd. 24A AR, 1.174%, (US0003M + 0.980%), 03/20/2030	250,003	0.1
90,093	(3)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	91,584	0.0
94,296	(3)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	94,582	0.0
150,000	(3)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	150,335	0.0
250,000	(3)	Madison Park Funding XLVIII Ltd. 2021-48A C, 2.142%, (US0003M + 2.000%), 04/19/2033	249,368	0.1
250,000	(3)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	255,948	0.1
200,000	(3),(5)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	210,468	0.0
54,017	(3)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	58,378	0.0
79,180	(3)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	84,130	0.0
92,454	(3)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	90,301	0.0
100,000	(3)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	98,801	0.0
250,000	(3)	Newark BSL CLO 1 Ltd. 2016-1A A1R, 1.313%, (US0003M + 1.100%), 12/21/2029	249,814	0.1
250,000	(3)	Newark BSL CLO 2 Ltd. 2017-1A BR, 1.934%, (US0003M + 1.750%), 07/25/2030	249,074	0.1
250,000	(3)	Oak Hill Credit Partners 2021-8A C, 2.088%, (US0003M + 1.900%), 01/18/2034	249,599	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

500,000	(3)	OCP CLO 2020-18A A Ltd., 2.024%, (US0003M + 1.800%), 04/20/2030	500,000	0.1
300,000	(3)	Octagon Investment Partners 30 Ltd. 2017-1A A1R, 1.224%, (US0003M + 1.000%), 03/17/2030	300,003	0.1
250,000	(3)	Octagon Investment Partners 30 Ltd. 2017-1A BR, 2.174%, (US0003M + 1.950%), 03/17/2030	248,962	0.1
250,000	(3)	Octagon Investment Partners XVII Ltd. 2013-1A A1R2, 1.218%, (US0003M + 1.000%), 01/25/2031	249,663	0.1
250,000	(3)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 1.394%, (US0003M + 1.200%), 07/15/2029	250,000	0.1
200,000	(3)	OHA Loan Funding 2013-1A A1R2 Ltd., 1.308%, (US0003M + 1.090%), 07/23/2031	200,007	0.0
250,000	(3)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.324%, (US0003M + 1.100%), 07/20/2030	249,708	0.1
250,000	(3)	Palmer Square CLO 2021-1A B Ltd., 1.894%, (US0003M + 1.700%), 04/20/2034	249,791	0.1
400,000	(3)	Riserva Clo Ltd. 2016-3A ARR, 1.254%, (US0003M + 1.060%), 01/18/2034	400,144	0.1
198,864	(3)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	199,385	0.0
97,695	(3)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	100,528	0.0
97,750	(3)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	107,253	0.0
250,000	(3)	THL Credit Wind River 2016-2A A1R CLO Ltd., 1.395%, (US0003M + 1.190%), 11/01/2031	250,011	0.1
250,000	(3)	Tiaa Clo III Ltd. 2017-2A A, 1.373%, (US0003M + 1.150%), 01/16/2031	248,609	0.0
100,000	(3)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	97,862	0.0
96,750	(3)	Wendys Funding LLC 2018-1A A2I, 3.573%, 03/15/2048	99,887	0.0
96,750	(3)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	102,340	0.0
		10,692,569		2.8

		Student Loan Asset-Backed Securities: 0.3%
38,153	(3)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	39,688	0.0
87,337	(3)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	89,701	0.0
68,037	(3)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	69,083	0.0
45,144	(3)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	46,336	0.0
14,222	(3)	DRB Prime Student Loan Trust 2015-D A2, 3.200%, 01/25/2040	14,300	0.0
70,021	(3)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	71,954	0.0
68,286	(3)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	69,009	0.0
63,636	(3)	Navient Private Education Refi Loan Trust 2020-FA A, 1.220%, 07/15/2069	63,950	0.0
100,000	(3)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	102,181	0.1
100,000	(3)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	100,745	0.1
85,403	(3)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	88,707	0.0
81,391	(3)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	84,803	0.0
95,828	(3)	Sofi Professional Loan Program 2019-C A2FX LLC, 2.370%, 11/16/2048	97,932	0.0
143,309	(3)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	145,643	0.1
		1,084,032		0.3

	Total Asset-Backed Securities
	(Cost $13,003,021)		13,194,205	3.5

SOVEREIGN BONDS: 0.2%
145,500	(9)	Argentine Republic Government International Bond, 0.125% (Step Rate @ 0.500% on 07/09/2021), 07/09/2030	48,968	0.0
8,843		Argentine Republic Government International Bond, 1.000%, 07/09/2029	3,188	0.0
200,000		Brazilian Government International Bond, 4.625%, 01/13/2028	211,759	0.1
200,000		Colombia Government International Bond, 3.125%, 04/15/2031	196,222	0.1

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

100,000	(3) Dominican Republic International Bond, 5.500%, 01/27/2025	110,000	0.0
80,000	Turkey Government International Bond, 7.375%, 02/05/2025	82,789	0.0

	Total Sovereign Bonds
	(Cost $664,887)	652,926	0.2

		Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
	Total Purchased Options
	(Cost $38,014)	41,462	0.0

	Total Long-Term Investments
	(Cost $315,081,670)	373,641,099	99.2

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.6%
		U.S. Treasury Bills: 0.4%
1,650,000	(11)	United States Treasury Bill, 0.005%, 04/22/2021
		(Cost $1,649,931)	1,649,995	0.4

		Repurchase Agreements: 3.9%
1,146,357	(12)	Amherst Pierpoint Securities LLC, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $1,146,358, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-7.500%, Market Value plus accrued interest $1,169,284, due 06/01/21-04/01/51)	1,146,357	0.3
4,524,800	(12)	Cantor Fitzgerald Securities, Repurchase Agreement dated 03/31/21, 0.02%, due 04/01/21 (Repurchase Amount $4,524,802, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.500%, Market Value plus accrued interest $4,615,296, due 04/15/21-02/20/71)	4,524,800	1.2
1,293,386	(12)	JVB Financial Group LLC, Repurchase Agreement dated 03/31/21, 0.05%, due 04/01/21 (Repurchase Amount $1,293,388, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.000%, Market Value plus accrued interest $1,319,254, due 07/01/22-03/01/51)	1,293,386	0.3
1,476,205	(12)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 03/31/21, 0.03%, due 04/01/21 (Repurchase Amount $1,476,206, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.125%-7.500%, Market Value plus accrued interest $1,505,731, due 06/01/21-02/20/71)	1,476,205	0.4
1,068,250	(12)	National Bank Financial, Repurchase Agreement dated 03/31/21, 0.13%, due 04/01/21 (Repurchase Amount $1,068,254, collateralized by various U.S. Government Securities, 0.000%-4.750%, Market Value plus accrued interest $1,089,614, due 04/01/21-09/09/49)	1,068,250	0.3
1,473,742	(12)	Palafox Trading LLC, Repurchase Agreement dated 03/31/21, 0.06%, due 04/01/21 (Repurchase Amount $1,473,744, collateralized by various U.S. Government Securities, 0.625%-1.875%, Market Value plus accrued interest $1,507,571, due 01/31/22-02/15/41)	1,473,742	0.4
3,562,952	(12)	State of Wisconsin Investment Board, Repurchase Agreement dated 03/31/21, 0.09%, due 04/01/21 (Repurchase Amount $3,562,961, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,634,223, due 07/15/23-02/15/48)	3,562,952	1.0

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

	Total Repurchase Agreements
	(Cost $14,545,692)		14,545,692	3.9

Shares			Value	Percentage of Net Assets
		Mutual Funds(12): 0.3%
564,000	(12),(13)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.010%	564,000	0.2
564,000	(12),(13)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.030%	564,000	0.1
100,000	(12),(13)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 0.030%	100,000	0.0
	Total Mutual Funds
	(Cost $1,228,000)		1,228,000	0.3

	Total Short-Term Investments
	(Cost $17,423,623)		17,423,687	4.6

	Total Investments in Securities (Cost $332,505,293)		$ 391,064,786	103.8
	Liabilities in Excess of Other Assets		(14,372,693)	(3.8)
	Net Assets		$ 376,692,093	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(5)	Variable rate security. Rate shown is the rate in effect as of March 31, 2021.
(6)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(7)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(8)	Represents or includes a TBA transaction.
(9)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of March 31, 2021.
(10)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(11)	Represents a zero coupon bond. Rate shown reflects the effective yield as of March 31, 2021.
(12)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(13)	Rate shown is the 7-day yield as of March 31, 2021.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR
SOFR30A	30-Day Secured Overnight Financing Rate

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2021
Asset Table
Investments, at fair value
Common Stock
Communication Services	$11,098,671	$1,657,455	$–	$12,756,126
Consumer Discretionary	14,766,477	3,678,591	–	18,445,068
Consumer Staples	6,982,878	2,747,269	–	9,730,147
Energy	2,996,120	999,823	–	3,995,943
Financials	14,428,000	4,984,289	–	19,412,289
Health Care	15,088,117	3,427,510	–	18,515,627
Industrials	12,119,699	4,387,095	–	16,506,794
Information Technology	29,512,210	2,369,594	–	31,881,804
Materials	3,762,224	2,698,509	–	6,460,733
Real Estate	4,250,308	886,890	–	5,137,198
Utilities	3,568,310	1,138,557	–	4,706,867
Total Common Stock	118,573,014	28,975,582	–	147,548,596
Exchange-Traded Funds	109,185,912	–	–	109,185,912
Mutual Funds	39,195,616	–	–	39,195,616
Preferred Stock	–	174,992	–	174,992
Rights	–	–	–	–
Purchased Options	–	41,462	–	41,462
Corporate Bonds/Notes	–	24,972,288	–	24,972,288
Collateralized Mortgage Obligations	–	10,944,633	–	10,944,633
Asset-Backed Securities	–	13,194,205	–	13,194,205
U.S. Government Agency Obligations	–	8,416,377	–	8,416,377
Sovereign Bonds	–	652,926	–	652,926
Commercial Mortgage-Backed Securities	–	6,471,249	–	6,471,249
U.S. Treasury Obligations	–	12,846,141	–	12,846,141
Short-Term Investments	1,228,000	16,195,687	–	17,423,687
Total Investments, at fair value	$268,182,542	$122,885,542	$–	$391,068,084
Other Financial Instruments+
Forward Foreign Currency Contracts	–	24,288	–	24,288
Futures	209,978	–	–	209,978
Total Assets	$268,392,520	$122,909,830	$–	$391,302,350
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(1,589)	$–	$(1,589)
Futures	(266,564)	–	–	(266,564)
Written Options	–	(52,253)	–	(52,253)
Total Liabilities	$(266,564)	$(57,140)	$–	$(323,704)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended March 31, 2021, where the following issuers were considered an affiliate:

	Beginning				Ending Fair			Net Capital
	Fair Value at	Purchases at		Change in Unrealized	Value at	Investment	Realized	Gain
Issuer	12/31/20	Cost	Sales at Cost	Appreciation/(Depreciation)	3/31/2021	Income	Gains/(Losses)	Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$895,049	$10,092	$-	$(79,020)	$826,121	10,092	$-	$-
Voya Floating Rate Fund - Class P	1,611,575	15,856	-	10,786	1,638,217	15,856	-	-
Voya High Yield Bond Fund - Class P	31,783,502	488,201	(6,707)	(277,492)	31,987,504	474,616	93	-
Voya Short Term Bond Fund - Class R6	4,628,482	124,812	-	(9,520)	4,743,774	23,291	-	-
	$38,918,608	$638,961	$(6,707)	$(355,246)	$39,195,616	$523,855	$93	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2021, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 88,985	MXN 1,820,970	Barclays Bank PLC	04/09/21	$(38)
USD 78,101	MYR 317,909	Barclays Bank PLC	05/07/21	1,340
USD 215,923	EUR 179,252	Citibank N.A.	04/09/21	5,683
USD 44,502	COP 160,078,860	Citibank N.A.	04/09/21	789

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

USD 68,769	BRL 373,929	Citibank N.A.	04/09/21	2,363
USD 69,693	RUB 5,209,214	Citibank N.A.	05/07/21	1,061
CLP 1,515,016	USD 2,044	Goldman Sachs International	04/09/21	59
USD 8,695	PEN 31,539	Goldman Sachs International	04/09/21	270
USD 8,654	PEN 31,539	HSBC Bank USA N.A.	04/09/21	228
USD 30,749	HUF 9,282,257	HSBC Bank USA N.A.	05/07/21	706
USD 62,550	ZAR 950,629	HSBC Bank USA N.A.	05/07/21	(1,548)
USD 22,239	TRY 167,972	HSBC Bank USA N.A.	05/07/21	2,420
USD 5,946	RON 24,140	JPMorgan Chase Bank N.A.	05/07/21	202
USD 184	ILS 606	JPMorgan Chase Bank N.A.	05/07/21	3
USD 5,946	RON 24,140	JPMorgan Chase Bank N.A.	05/07/21	202
USD 5,945	RON 24,140	JPMorgan Chase Bank N.A.	05/07/21	201
USD 5,946	RON 24,140	JPMorgan Chase Bank N.A.	05/07/21	202
USD 76,758	PLN 288,089	Morgan Stanley Capital Services LLC	05/07/21	3,848
USD 37,200	CZK 807,548	Morgan Stanley Capital Services LLC	05/07/21	914
USD 8,653	PEN 31,539	Standard Chartered Bank	04/09/21	227
USD 78,119	THB 2,370,100	Standard Chartered Bank	05/07/21	2,287
USD 829	PHP 40,551	Standard Chartered Bank	05/07/21	(3)
USD 42,277	IDR 609,551,051	Standard Chartered Bank	05/07/21	643
USD 42,274	IDR 609,551,051	Standard Chartered Bank	05/07/21	640
				$22,699

At March 31, 2021, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
S&P 500® E-Mini	18	06/18/21	$3,570,660	$57,310
U.S. Treasury 2-Year Note	23	06/30/21	5,076,711	(4,911)
U.S. Treasury 5-Year Note	23	06/30/21	2,838,164	(33,462)
U.S. Treasury Long Bond	15	06/21/21	2,318,906	(58,070)
U.S. Treasury Ultra Long Bond	20	06/21/21	3,624,375	(170,121)
			$17,428,816	$(209,254)
Short Contracts:
U.S. Treasury 10-Year Note	(22)	06/21/21	(2,880,625)	78,216
U.S. Treasury Ultra 10-Year Note	(20)	06/21/21	(2,873,750)	74,452
			$(5,754,375)	$152,668

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

At March 31, 2021, the following OTC purchased credit default swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Reference Entity(1)	Fixed Rate	Pay/ Receive Financing Rate	Strike Price	Expiration Date	Notional Amount		Cost	Fair Value
Put on 5-Year Credit Default Swap	JPMorgan Chase Bank N.A.	CDX North American High Yield Index, Series 35, Version 1	5.000%	Pay	105.500%	05/19/21	USD	1,019,000	$7,851	$3,254
									$7,851	$3,254

At March 31, 2021, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value
Call USD vs. Put AUD	Citibank N.A.	06/16/21	0 .747	USD	3,263,000	$30,163	$38,208
						$30,163	$38,208

At March 31, 2021, the following OTC written foreign currency options were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Premiums Received	Fair Value
Call USD vs. Put AUD	Citibank N.A.	04/15/21	0 .768	USD	1,850,000	$15,322	$(34,235)
						$15,322	$(34,235)

At March 31, 2021, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Pay	1.720%	3-month USD-LIBOR	09/24/21	USD	1,111,000	$7,867	$(5,112)
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Receive	2.720%	3-month USD-LIBOR	09/24/21	USD	1,111,000	9,687	(12,906)
								$17,554	$(18,018)

(1)	Payments received quarterly.
(2)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(3)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

Voya Balanced Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2021 (Unaudited) (Continued)

Currency Abbreviations
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	EU Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli New Shekel
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian New Leu
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

At March 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $332,505,293.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$62,512,176
Gross Unrealized Depreciation	(3,952,683)
Net Unrealized Appreciation	$58,559,493